UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 1.6%					$4,257,771
(Cost $4,524,831)
Argentina 0.8%					2,202,453
Provincia de Buenos Aires Bond (A)	9.125	03-16-24		300,000	333,453
Republic of Argentina Bond	5.875	01-11-28		2,000,000	1,869,000
Mexico 0.8%					2,055,318

Government of Mexico Bond	10.000	12-05-24	MXN	34,347,500	2,055,318
Corporate bonds 74.2%					$194,978,069
(Cost $196,391,272)
Argentina 1.6%					4,094,520
Cablevision SA (A)	6.500	06-15-21		1,820,000	1,903,520
YPF SA (A)	8.500	03-23-21		2,000,000	2,191,000
Australia 2.7%					6,985,772
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)	6.750	06-15-26		1,700,000	1,859,375
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22		1,750,000	1,748,688
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24		950,000	947,331
Shandong Energy Australia Pty, Ltd.	4.550	07-26-20		1,200,000	1,187,494
Westpac Banking Corp. (5.000% to 9-21-27, then 5 Year U.S. ISDAFIX + 2.888%) (B)	5.000	09-21-27		1,300,000	1,242,884
Brazil 4.4%					11,452,126
Banco BTG Pactual SA (A)	5.750	09-28-22		1,920,000	1,898,362
Banco do Brasil SA (A)	5.375	01-15-21		1,600,000	1,642,000
Braskem Finance, Ltd. (A)	5.750	04-15-21		1,000,000	1,047,600
Cia de Saneamento Basico do Estado de Sao Paulo (A)	6.250	12-16-20		1,000,000	1,020,000
Natura Cosmeticos SA (A)	5.375	02-01-23		1,190,000	1,201,900
Odebrecht Finance, Ltd. (A)	8.250	04-25-18	BRL	2,250,000	547,445
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		222,303	213,411
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		628,428	207,381
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	04-03-18		100,959	2,574
Petrobras Global Finance BV	4.875	03-17-20		1,430,000	1,463,605
Vale Overseas, Ltd.	4.375	01-11-22		565,000	578,843
Vale Overseas, Ltd.	5.875	06-10-21		1,525,000	1,629,005
Canada 2.5%					6,448,782
First Quantum Minerals, Ltd. (A)	6.500	03-01-24		585,000	581,344
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		800,000	824,000
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		600,000	618,000
goeasy, Ltd. (A)	7.875	11-01-22		1,590,000	1,691,363
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23		705,000	683,850
NOVA Chemicals Corp. (A)	5.250	08-01-23		1,610,000	1,638,175
Tervita Escrow Corp. (A)	7.625	12-01-21		410,000	412,050
China 7.1%					18,693,478
Chinalco Capital Holdings, Ltd.	4.000	08-25-21		1,200,000	1,180,052
Health and Happiness H&H International Holdings, Ltd.	7.250	06-21-21		1,000,000	1,039,148
Health and Happiness H&H International Holdings, Ltd. (A)	7.250	06-21-21		1,100,000	1,143,063
Hilong Holding, Ltd.	7.250	06-22-20		2,000,000	2,025,472
HNA Ecotech Panorama Cayman Company, Ltd. (A)	8.000	04-15-21		1,000,000	955,000
KWG Property Holding, Ltd.	8.975	01-14-19		1,000,000	1,025,023
2	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
China (continued)
Maoye International Holdings, Ltd.	7.000	10-23-18		2,000,000	$2,010,942
Parkson Retail Group, Ltd.	4.500	05-03-18		2,000,000	1,995,000
West China Cement, Ltd.	6.500	09-11-19		2,700,000	2,764,873
Yingde Gases Investment, Ltd. (A)	6.250	01-19-23		2,400,000	2,407,802
Yuzhou Properties Company, Ltd.	6.000	01-25-22		2,200,000	2,147,103
Colombia 0.8%					2,030,000
Transportadora de Gas Internacional SA ESP (A)	5.700	03-20-22		2,000,000	2,030,000
Costa Rica 0.6%					1,595,625
Instituto Costarricense de Electricidad (A)	6.950	11-10-21		1,500,000	1,595,625
France 0.5%					1,327,031
SFR Group SA (A)	6.250	05-15-24		1,425,000	1,327,031
Guatemala 0.8%					2,034,956
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,945,000	2,034,956
Hong Kong 3.3%					8,639,323
HeSteel Hong Kong Company, Ltd.	4.250	04-07-20		2,800,000	2,773,324
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) (B)	5.375	03-16-22		2,000,000	1,974,400
RKI Overseas Finance 2016 A, Ltd.	5.000	08-09-19		500,000	500,150
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) (B)	3.750	09-14-22		1,000,000	967,449
Zoomlion HK SPV Company, Ltd.	6.125	12-20-22		2,400,000	2,424,000
India 1.4%					3,792,570
GMR Hyderabad International Airport, Ltd. (A)	4.250	10-27-27		800,000	746,784
HPCL-Mittal Energy, Ltd.	5.250	04-28-27		1,500,000	1,492,754
JSW Steel, Ltd.	4.750	11-12-19		700,000	705,992
Vedanta Resources PLC	7.125	05-31-23		800,000	847,040
Indonesia 2.2%					5,811,803
ABM Investama Tbk PT (A)	7.125	08-01-22		3,200,000	3,285,555
Bukit Makmur Mandiri Utama PT (A)	7.750	02-13-22		1,100,000	1,159,228
Pertamina Persero PT	6.450	05-30-44		1,200,000	1,367,020
Ireland 0.5%					1,242,900
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		1,200,000	1,242,900
Jamaica 0.1%					368,831
Digicel, Ltd. (A)	6.750	03-01-23		395,000	368,831
Luxembourg 1.0%					2,759,069
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		1,505,000	1,565,200
Intelsat Jackson Holdings SA	5.500	08-01-23		905,000	748,888
Intelsat Jackson Holdings SA	7.500	04-01-21		490,000	444,981
Macau 0.2%					590,820
Wynn Macau, Ltd. (A)	5.500	10-01-27		600,000	590,820
Malaysia 0.6%					1,683,876
Press Metal Labuan, Ltd.	4.800	10-30-22		1,700,000	1,683,876
Mauritius 0.5%					1,252,555
HT Global IT Solutions Holdings, Ltd.	7.000	07-14-21		1,200,000	1,252,555
Mexico 4.2%					10,958,925
America Movil SAB de CV	6.000	06-09-19	MXN	52,110,000	2,669,626
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
America Movil SAB de CV	7.125	12-09-24	MXN	13,000,000	$640,226
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,115,000	1,095,488
Cemex SAB de CV (A)	6.125	05-05-25		820,000	865,100
Credito Real SAB de CV (A)	7.250	07-20-23		1,500,000	1,578,750
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (A)(B)	9.125	11-29-22		1,230,000	1,273,050
Cydsa SAB de CV (A)	6.250	10-04-27		500,000	499,375
Petroleos Mexicanos	5.500	01-21-21		820,000	858,458
Petroleos Mexicanos	6.000	03-05-20		530,000	556,712
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		872,000	922,140
Netherlands 2.8%					7,432,985
Braskem Netherlands Finance BV (A)	3.500	01-10-23		980,000	948,150
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (B)	6.000	04-16-20		1,060,000	1,090,634
Jababeka International BV	6.500	10-05-23		2,300,000	2,243,795
Listrindo Capital BV	4.950	09-14-26		1,000,000	968,800
Nostrum Oil & Gas Finance BV (A)	8.000	07-25-22		990,000	1,022,518
NXP BV (A)	4.625	06-01-23		1,125,000	1,159,088
Peru 0.3%					844,456
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	2,735,000	844,456
Russia 0.8%					2,015,375
ALROSA Finance SA (A)	7.750	11-03-20		850,000	932,875
Severstal OAO (A)	5.900	10-17-22		1,000,000	1,082,500
Singapore 3.9%					10,198,363
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		1,800,000	1,865,610
Alam Synergy Pte, Ltd.	6.625	04-24-22		1,000,000	983,851
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		1,000,000	976,689
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		1,400,000	1,367,365
Pratama Agung Pte, Ltd.	6.250	02-24-20		2,500,000	2,574,303
TBG Global Pte, Ltd.	5.250	02-10-22		2,400,000	2,430,545
South Africa 0.6%					1,587,204
AngloGold Ashanti Holdings PLC	5.375	04-15-20		1,535,000	1,587,204
South Korea 0.8%					2,006,970
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) (A)(B)	5.250	05-16-22		2,000,000	2,006,970
Taiwan 0.4%					1,092,701
WTT Investment, Ltd. (A)	5.500	11-21-22		1,100,000	1,092,701
Turkey 0.4%					1,012,471
QNB Finansbank AS (A)	4.875	05-19-22		1,040,000	1,012,471
United Arab Emirates 0.1%					396,456
Dubai Electricity & Water Authority (A)	7.375	10-21-20		360,000	396,456
United Kingdom 0.4%					1,151,568
Ardonagh Midco 3 PLC (A)	8.625	07-15-23		535,000	552,388
Mclaren Finance PLC (A)	5.750	08-01-22		590,000	599,180
United States 28.0%					73,523,188
Activision Blizzard, Inc. (A)	6.125	09-15-23		1,000,000	1,047,575
Advanced Micro Devices, Inc.	7.000	07-01-24		1,195,000	1,250,269
Ahern Rentals, Inc. (A)	7.375	05-15-23		820,000	795,400
Aircastle, Ltd.	5.125	03-15-21		480,000	493,200
4	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
AMC Entertainment Holdings, Inc.	5.875	11-15-26	1,150,000	$1,112,625
Antero Resources Corp.	5.125	12-01-22	990,000	998,663
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	795,000	755,250
BBVA Bancomer SA (A)	6.500	03-10-21	700,000	745,500
Blue Racer Midstream LLC (A)	6.125	11-15-22	950,000	973,750
Cablevision Systems Corp.	5.875	09-15-22	1,010,000	1,010,000
CB Escrow Corp. (A)	8.000	10-15-25	1,000,000	977,500
CCO Holdings LLC	5.125	02-15-23	900,000	914,625
Cengage Learning, Inc. (A)	9.500	06-15-24	500,000	425,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (B)	6.125	11-15-20	1,000,000	1,056,880
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	650,000	667,875
Community Health Systems, Inc.	5.125	08-01-21	585,000	539,663
Community Health Systems, Inc.	6.250	03-31-23	535,000	486,850
Community Health Systems, Inc.	6.875	02-01-22	330,000	214,500
Community Health Systems, Inc.	8.000	11-15-19	865,000	808,775
Consolidated Communications, Inc.	6.500	10-01-22	560,000	490,000
CSI Compressco LP	7.250	08-15-22	2,050,000	1,993,625
Denbury Resources, Inc.	4.625	07-15-23	850,000	629,000
Eldorado Resorts, Inc.	7.000	08-01-23	1,415,000	1,496,363
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	400,000	436,000
Energy Transfer LP	2.500	06-15-18	1,050,000	1,049,603
Enova International, Inc.	9.750	06-01-21	1,048,000	1,104,330
Exela Intermediate LLC (A)	10.000	07-15-23	910,000	906,588
Freedom Mortgage Corp. (A)	8.125	11-15-24	1,440,000	1,476,000
Frontier Communications Corp.	7.125	01-15-23	910,000	609,700
Group 1 Automotive, Inc. (A)	5.250	12-15-23	995,000	1,019,875
Gulfport Energy Corp.	6.375	05-15-25	790,000	779,138
HCA Healthcare, Inc.	6.250	02-15-21	1,000,000	1,052,500
HCA, Inc.	7.500	02-15-22	450,000	497,813
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	366,350
International Game Technology PLC (A)	5.625	02-15-20	1,250,000	1,287,500
iStar, Inc.	4.625	09-15-20	1,400,000	1,407,000
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	1,385,000	1,409,238
Laredo Petroleum, Inc.	6.250	03-15-23	995,000	1,004,950
Lions Gate Entertainment Corp. (A)	5.875	11-01-24	560,000	584,976
Mattel, Inc. (A)	6.750	12-31-25	450,000	457,875
MDC Partners, Inc. (A)	6.500	05-01-24	950,000	947,625
MEDNAX, Inc. (A)	5.250	12-01-23	1,450,000	1,484,438
MGIC Investment Corp.	5.750	08-15-23	610,000	645,258
MGM Resorts International	6.000	03-15-23	1,125,000	1,196,719
MHGE Parent LLC (8.500% Cash or 9.250% PIK) (A)	8.500	08-01-19	426,000	423,870
Murphy Oil Corp.	4.000	06-01-22	1,424,000	1,388,400
National CineMedia LLC	6.000	04-15-22	1,070,000	1,079,363
Nationstar Mortgage LLC	6.500	08-01-18	645,000	649,031
Nationstar Mortgage LLC	7.875	10-01-20	600,000	615,750
NCR Corp.	5.875	12-15-21	1,000,000	1,017,500
Neovia Logistics Services LLC (A)	8.875	08-01-20	590,000	466,100
Newfield Exploration Company	5.750	01-30-22	750,000	791,250
NRG Energy, Inc.	6.250	07-15-22	1,155,000	1,192,538
NRG Yield Operating LLC	5.375	08-15-24	1,010,000	1,020,726
Oasis Petroleum, Inc.	6.875	03-15-22	515,000	527,553
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	1,200,000	1,179,000
Platform Specialty Products Corp. (A)	6.500	02-01-22	445,000	456,681
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	5

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Qorvo, Inc.	7.000	12-01-25	270,000	$293,625
Radian Group, Inc.	4.500	10-01-24	720,000	718,416
Radian Group, Inc.	7.000	03-15-21	306,000	334,305
Revlon Consumer Products Corp.	5.750	02-15-21	950,000	762,375
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	650,000	684,531
Rialto Holdings LLC (A)	7.000	12-01-18	788,000	788,158
Rite Aid Corp. (A)	6.125	04-01-23	1,315,000	1,324,863
Rite Aid Corp.	9.250	03-15-20	680,000	687,650
SBA Communications Corp.	4.875	07-15-22	1,265,000	1,280,813
Scientific Games International, Inc. (A)	7.000	01-01-22	217,000	228,393
Select Medical Corp.	6.375	06-01-21	1,000,000	1,019,470
Simmons Foods, Inc. (A)	5.750	11-01-24	550,000	521,125
SM Energy Company	6.500	11-15-21	1,900,000	1,928,500
Springleaf Finance Corp.	6.125	05-15-22	405,000	415,125
Sprint Communications, Inc.	6.000	11-15-22	600,000	591,300
Standard Industries, Inc. (A)	5.375	11-15-24	455,000	465,238
Stearns Holdings LLC (A)	9.375	08-15-20	460,000	473,800
Tapstone Energy LLC (A)	9.750	06-01-22	645,000	538,575
Team Health Holdings, Inc. (A)	6.375	02-01-25	615,000	562,725
The Chemours Company	6.625	05-15-23	995,000	1,045,994
T-Mobile USA, Inc.	6.625	04-01-23	365,000	377,921
Trident Merger Sub, Inc. (A)	6.625	11-01-25	415,000	410,850
Tronox Finance LLC (A)	7.500	03-15-22	305,000	316,438
Ultra Resources, Inc. (A)	7.125	04-15-25	270,000	241,650
United Continental Holdings, Inc.	4.250	10-01-22	1,140,000	1,136,438
Uniti Group LP	8.250	10-15-23	515,000	480,238
West Corp. (A)	8.500	10-15-25	590,000	572,300
Whiting Petroleum Corp.	5.750	03-15-21	730,000	746,425
Williams Partners LP	4.875	03-15-24	1,225,000	1,280,983
Williams Scotsman International, Inc. (A)	7.875	12-15-22	605,000	633,738
Windstream Services LLC (A)	6.375	08-01-23	2,160,000	1,209,600
WPX Energy, Inc.	6.000	01-15-22	1,000,000	1,037,500
Virgin Islands, British 0.7%				1,953,370

Rock International Investment, Inc.	6.625	03-27-20	2,100,000	1,953,370
Convertible bonds 0.1%				$316,505
(Cost $312,029)
United States 0.1%				316,505

Advanced Micro Devices, Inc.	2.125	09/01/26	185,000	316,5050.1

Capital preferred securities 0.3%				$786,000
(Cost $782,137)
United States 0.3%				786,000

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(C)	4.620	12-21-65	800,000	786,000

Term loans 13.4%				$35,346,099
(Cost $35,889,191)
Luxembourg 0.6%				1,700,463
Almonde, Inc. (3 month LIBOR + 3.500%)	5.484	06-13-24	825,850	825,247
Mallinckrodt International Finance SA (3 month LIBOR + 2.750%)	4.443	09-24-24	620,756	618,894
SS&C Technologies Holdings Europe Sarl (D)	TBD	02-28-25	255,047	256,322
United States 12.8%				33,645,636
Albertson's LLC (3 month LIBOR + 3.000%)	4.675	12-21-22	941,801	929,388
6	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.900	10-19-23		1,122,998	$1,127,770
Avaya, Inc. (1 month LIBOR + 4.750%)	6.338	12-15-24		1,000,000	1,005,000
Brand Industrial Services, Inc. (3 month LIBOR + 4.250%)	5.996	06-21-24		1,397,975	1,407,733
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	4.958	04-03-24		1,134,300	1,138,554
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	5.838	06-07-23		650,000	596,557
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.398	01-31-25		1,205,000	1,183,611
Checkout Holding Corp. (1 month LIBOR + 3.500%)	5.148	04-09-21		372,450	292,559
Consolidated Container Company LLC (1 month LIBOR + 3.000%)	4.648	05-22-24		1,246,875	1,253,109
Crown European Holdings SA (D)	TBD	01-18-25	EUR	1,195,000	1,470,890
Doncasters US Finance LLC (3 month LIBOR + 3.500%)	5.193	04-09-20		491,594	484,220
Eastman Kodak Company (1 and 3 month LIBOR + 6.250%)	8.014	09-03-19		426,505	385,987
Freedom Mortgage Corp. (1 month LIBOR + 5.500%)	7.103	02-23-22		878,219	885,903
Frontier Communications Corp. (1 month LIBOR + 3.750%)	5.400	06-15-24		492,500	484,497
FTS International, Inc. (D)	TBD	04-16-21		975,000	975,000
Gates Global LLC (3 month EURIBOR + 3.000%)	3.000	04-01-24	EUR	803,394	981,160
Jazz Acquisition, Inc. (3 month LIBOR + 3.500%)	5.193	06-19-21		603,788	586,882
Key Safety Systems, Inc. (3 month LIBOR + 4.500%)	6.280	08-29-21		1,208,200	1,206,182
LSC Communications, Inc. (1 month LIBOR + 5.500%)	7.148	09-30-22		967,385	972,222
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	5.648	10-13-23		1,442,230	1,452,268
Moran Foods LLC (1 month LIBOR + 6.000%)	7.648	12-05-23		1,390,950	1,230,991
National Mentor Holdings, Inc. (3 month LIBOR + 3.000%)	4.693	01-31-21		828,883	834,585
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	4.830	10-25-20		1,225,742	1,037,027
NeuStar, Inc. (3 month LIBOR + 8.000%)	9.672	08-08-25		635,000	638,969
New Arclin US Holding Corp. (3 month LIBOR + 4.250%)	5.200	02-14-24		960,175	969,181
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.570	03-11-22		1,314,830	1,071,258
Project Alpha Intermediate Holding, Inc. (3 month LIBOR + 3.500%)	5.040	04-26-24		1,184,050	1,167,402
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	4.787	11-03-23		558,596	559,993
Select Medical Corp. (Prime rate + 2.500% and 2 and 3 month LIBOR + 3.500%)	5.210	03-01-21		1,191,000	1,195,466
SS&C Technologies, Inc. (D)	TBD	02-28-25		714,953	718,528
Team Health, Inc. (1 month LIBOR + 2.750%)	4.398	02-06-24		1,014,887	986,552
Tronox Blocked Borrower LLC (3 month LIBOR + 3.000%)	4.693	09-22-24		476,884	479,716
Tronox Finance LLC (3 month LIBOR + 3.000%)	4.693	09-22-24		1,100,000	1,106,534
Twin River Management Group, Inc. (3 month LIBOR + 3.500%)	5.193	07-10-20		1,277,113	1,288,288
West Corp. (1 month LIBOR + 4.000%)	5.648	10-10-24		1,529,130	1,541,654

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 3.2%				$8,258,749
(Cost $8,093,459)
United States 3.2%				8,258,749
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(E)	3.596	04-14-33	2,000,000	1,868,311
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(E)	3.786	04-10-28	500,000	492,976
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (1 month LIBOR + 3.250%) (A)(C)	4.829	02-13-32	1,500,000	1,515,612
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(E)	3.382	12-15-34	1,000,000	988,201
GS Mortgage Securities Trust Series 2016-RENT, Class E (A)(E)	4.067	02-10-29	1,360,000	1,343,281
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(C)	5.229	08-05-34	135,000	134,996
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	1,110,000	1,109,921

WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(C)	4.158	11-15-29	803,427	805,451
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	7

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.9%				$2,460,022
(Cost $2,411,780)
United States 0.9%				2,460,022
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	143,913	148,139
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	865,088	883,263
VB-S1 Issuer LLC Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	1,025,309
Westgate Resorts LLC Series 2015-2A, Class B (A)	4.000	07-20-28	403,295	403,311

	Shares	Value
Common stocks 0.8%		$1,970,435
(Cost $4,967,395)
Colombia 0.2%		564,568
Frontera Energy Corp. (F)	17,041	564,568
United States 0.6%		1,405,867
Avaya Holdings Corp. (F)	54,464	1,143,199
Halcon Resources Corp. (F)	20,409	123,474

SandRidge Energy, Inc. (F)	9,900	139,194
Preferred securities 3.1%		$8,275,331
(Cost $8,450,825)
Israel 0.0%		188,675
Teva Pharmaceutical Industries, Ltd., 7.000%	530	188,675
United States 3.1%		8,086,656
Allergan PLC, 5.500%	1,131	614,699
Crown Castle International Corp., Series A, 6.875%	1,735	1,919,280
DTE Energy Company, 6.500%	11,530	596,562
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (C)	91,170	2,352,186
Kinder Morgan, Inc., 9.750%	12,500	416,500
NextEra Energy, Inc., 6.123%	11,190	618,807
Sempra Energy, 6.000%	3,404	344,927
Stanley Black & Decker, Inc., 5.375%	10,430	1,223,695

	Contracts/Notional amount	Value
Purchased options 0.0%		$25
(Cost $58,060)
Puts 0.0%		25
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (F)(G)	2,500,000	3
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike Price: $1.20; Counterparty: RBC Dominion Securities, Inc.) (F)(G)	2,000,000	22

	Shares	Value
Warrants 0.0%		$13,642
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (F)	2,773	9,706
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (F)	5,544	3,936

8	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$5,351,000
(Cost $5,351,000)
U.S. Government Agency 1.5%				3,897,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	592,000	592,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	390,000	390,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	1,002,000	1,002,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	1,913,000	1,913,000

	Par value^	Value
Repurchase agreement 0.5%		1,454,000

Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $1,454,022 on 3-1-18, collateralized by $1,490,000 Federal Home Loan Discount Note, 0.000% due 4-25-18 (valued at $1,486,269, including interest)	1,454,000	1,454,000
Total investments (Cost $267,231,979) 99.6%		$262,013,648
Other assets and liabilities, net 0.4%		961,184
Total net assets 100.0%		$262,974,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $95,802,659 or 36.4% of the fund's net assets as of 2-28-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 2-28-18:
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	9

Materials	16.4%
Energy	15.5%
Financials	13.4%
Consumer discretionary	10.5%
Telecommunication services	7.8%
Information technology	6.8%
Industrials	6.0%
Real estate	4.7%
Health care	4.2%
Consumer staples	3.6%
Collateralized mortgage obligations	3.2%
Utilities	3.0%
Foreign government obligations	1.6%
Asset backed securities	0.9%
Short-term investments and other	2.4%
TOTAL	100.0%
10	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	30	Short	Jun 2018	$(3,605,093)	$(3,601,406)	$3,687
						$3,687
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	296,087	USD	235,000	Royal Bank of Canada	3/21/2018	—	$(4,173)
USD	235,000	CAD	292,782	Royal Bank of Canada	3/21/2018	$6,750	—
USD	2,597	CAD	3,305	State Street Bank and Trust Company	3/21/2018	20	—
USD	829,165	PEN	2,735,000	State Street Bank and Trust Company	10/30/2018	—	(2,028)
						$6,770	$(6,201)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$4,257,771	—	$4,257,771	—
Corporate bonds	194,978,069	—	194,978,069	—
Convertible bonds	316,505	—	316,505	—
Capital preferred securities	786,000	—	786,000	—
Term loans	35,346,099	—	35,346,099	—
Collateralized mortgage obligations	8,258,749	—	8,258,749	—
Asset backed securities	2,460,022	—	2,460,022	—
Common stocks	1,970,435	$1,970,435	—	—
Preferred securities	8,275,331	5,132,356	3,142,975	—
Purchased options	25	—	25	—
Warrants	13,642	3,936	9,706	—
Short-term investments	5,351,000	—	5,351,000	—
Total investments in securities	$262,013,648	$7,106,727	$254,906,921	—
Derivatives:
Assets
Futures	$3,687	$3,687	—	—

       12

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	6,770	—	$6,770	—
Liabilities
Forward foreign currency contracts	(6,201)	—	(6,201)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2018, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of

       13

premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2018, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q3	02/18
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		4/18

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 4.2%					$2,843,734
(Cost $2,829,500)
New Zealand 4.2%					2,843,734

Dominion of New Zealand, Index Linked Bond	2.000	09-20-25	NZD	3,604,000	2,843,734

Corporate bonds 32.8%					$22,299,066
(Cost $20,924,453)
Australia 0.8%					551,344
National Australia Bank, Ltd.	1.125	11-10-21	GBP	100,000	136,362
National Australia Bank, Ltd.	1.875	02-20-20	GBP	100,000	139,175
Scentre Group Trust 1	2.375	04-08-22	GBP	100,000	140,741
Westpac Banking Corp.	1.000	06-30-22	GBP	100,000	135,066
Belgium 0.8%					536,092
KBC Group NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (A)	5.625	03-19-19	EUR	421,000	536,092
Canada 0.4%					271,911
Bank of Montreal	1.375	12-29-21	GBP	100,000	136,636
The Bank of Nova Scotia	1.250	06-08-22	GBP	100,000	135,275
Cayman Islands 1.1%					743,832
ASIF II	6.375	10-05-20	GBP	200,000	308,227
Southern Water Services Finance, Ltd.	5.000	03-31-21	GBP	190,000	288,552
Yorkshire Water Services Bradford Finance, Ltd.	6.000	08-21-19	GBP	100,000	147,053
Denmark 0.7%					490,930
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (A)	5.750	04-06-20	EUR	372,000	490,930
Finland 0.2%					142,571
OP Corporate Bank PLC	2.500	05-20-22	GBP	100,000	142,571
France 3.5%					2,367,892
BNP Paribas SA	2.375	11-20-19	GBP	200,000	281,003
Credit Agricole SA	5.500	12-17-21	GBP	100,000	157,947
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (A)	6.500	06-23-21	EUR	400,000	554,491
Electricite de France SA	6.875	12-12-22	GBP	200,000	339,775
Orange SA	7.250	11-10-20	GBP	100,000	158,457
RCI Banque SA	3.250	04-25-18	GBP	200,000	276,249
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (A)	7.875	12-18-23		400,000	445,001
WPP Finance SA	6.375	11-06-20	GBP	100,000	154,969
Germany 1.0%					658,970
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (A)	7.625	04-30-20	EUR	400,000	531,387
Vonovia Finance BV	3.125	07-25-19	EUR	100,000	127,583
Guernsey, Channel Islands 0.2%					143,244
Credit Suisse Group Funding Guernsey, Ltd.	3.000	05-27-22	GBP	100,000	143,244
Ireland 0.6%					423,851
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (A)	7.375	06-18-20	EUR	200,000	272,715
ESB Finance DAC	6.500	03-05-20	GBP	100,000	151,136
Italy 1.3%					898,060
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	100,000	162,372
2	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Italy (continued)
Enel SpA	6.250	06-20-19	GBP	100,000	$146,319
Intesa Sanpaolo SpA	5.250	01-28-22	GBP	150,000	231,543
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (A)	7.000	01-19-21	EUR	210,000	284,703
Telecom Italia SpA	6.375	06-24-19	GBP	50,000	73,123
Jersey, Channel Islands 0.8%					556,645
AA Bond Company, Ltd.	2.875	07-31-43	GBP	100,000	133,722
CPUK Finance, Ltd.	2.666	02-28-42	GBP	100,000	140,148
Heathrow Funding, Ltd.	6.250	09-10-18	GBP	200,000	282,775
Mexico 0.1%					84,560
Petroleos Mexicanos	8.250	06-02-22	GBP	50,000	84,560
Netherlands 3.5%					2,350,031
ABN AMRO Bank NV	1.375	06-07-22	GBP	100,000	135,977
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (A)	5.750	09-22-20	EUR	400,000	535,552
BMW Finance NV	1.875	06-29-20	GBP	200,000	278,298
Cooperatieve Rabobank UA	2.250	03-23-22	GBP	200,000	282,724
Daimler International Finance BV	3.500	06-06-19	GBP	100,000	141,589
Deutsche Telekom International Finance BV	7.375	12-04-19	GBP	200,000	304,228
E.ON International Finance BV	6.000	10-30-19	GBP	100,000	148,138
Innogy Finance BV	6.500	04-20-21	GBP	200,000	316,329
Volkswagen Financial Services NV	1.750	09-12-22	GBP	100,000	136,411
Volkswagen Financial Services NV	2.750	10-02-20	GBP	50,000	70,785
Spain 0.2%					148,886
Telefonica Emisiones SAU	5.597	03-12-20	GBP	100,000	148,886
Sweden 0.4%					279,885
Nordea Bank AB	2.125	11-13-19	GBP	200,000	279,885
Switzerland 0.9%					623,495
Glencore Finance Europe, Ltd.	6.500	02-27-19	GBP	50,000	72,260
UBS AG	6.625	04-11-18	GBP	200,000	277,133
UBS Group AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (A)	5.750	02-19-22	EUR	200,000	274,102
United Kingdom 13.8%					9,343,783
Anglian Water Services Financing PLC	5.837	07-30-22	GBP	100,000	162,361
Arqiva Financing PLC	4.040	06-30-35	GBP	100,000	143,724
Bank of Scotland PLC	9.375	05-15-21	GBP	250,000	419,438
Barclays Bank PLC	4.250	01-12-22	GBP	100,000	152,574
Barclays Bank PLC	10.000	05-21-21	GBP	50,000	84,588
Barclays PLC	3.125	01-17-24	GBP	100,000	140,833
BAT International Finance PLC	6.375	12-12-19	GBP	200,000	299,502
BUPA Finance PLC	3.375	06-17-21	GBP	200,000	290,268
Cadent Finance PLC	1.125	09-22-21	GBP	200,000	270,827
Centrica PLC	6.375	03-10-22	GBP	50,000	82,023
Centrica PLC	7.000	09-19-18	GBP	100,000	142,192
Close Brothers Finance PLC	3.875	06-27-21	GBP	200,000	292,474
Coventry Building Society	5.875	09-28-22	GBP	200,000	324,093
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (A)	8.000	12-08-22	GBP	220,000	321,806
Eversholt Funding PLC	5.831	12-02-20	GBP	200,000	306,405
Experian Finance PLC	4.750	11-23-18	GBP	200,000	282,949
FCE Bank PLC	2.625	11-20-18	GBP	200,000	278,368
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	3

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Firstgroup PLC	8.125	09-19-18	GBP	200,000	$285,972
Friends Life Holdings PLC	8.250	04-21-22	GBP	100,000	172,150
HSBC Holdings PLC (4.750% to 7-4-29, then 5 Year Euro Swap Rate + 3.844%) (A)	4.750	07-04-29	EUR	230,000	298,688
Imperial Brands Finance PLC	7.750	06-24-19	GBP	200,000	298,054
Lendlease Europe Finance PLC	6.125	10-12-21	GBP	200,000	313,028
London Stock Exchange Group PLC	9.125	10-18-19	GBP	200,000	310,031
Marks & Spencer PLC	6.125	12-02-19	GBP	50,000	74,168
Motability Operations Group PLC	6.625	12-10-19	GBP	100,000	150,749
National Express Group PLC	6.625	06-17-20	GBP	150,000	229,138
National Westminster Bank PLC	6.500	09-07-21	GBP	50,000	78,758
Nationwide Building Society	2.250	04-29-22	GBP	100,000	142,029
Nationwide Building Society	6.750	07-22-20	EUR	100,000	140,593
Nationwide Building Society (6.875% to 6-20-19, then 5 Year British Pound Swap Rate + 4.880%) (A)	6.875	06-20-19	GBP	100,000	144,382
Northern Gas Networks Finance PLC	5.875	07-08-19	GBP	200,000	292,036
Santander UK PLC	1.875	02-17-20	GBP	200,000	278,486
Sky PLC	2.875	11-24-20	GBP	100,000	142,741
Southern Gas Networks PLC	4.875	12-21-20	GBP	100,000	150,226
Southern Gas Networks PLC	5.125	11-02-18	GBP	100,000	141,483
SSE PLC	5.000	10-01-18	GBP	100,000	140,933
The Great Rolling Stock Company, Ltd.	6.250	07-27-20	GBP	200,000	304,512
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (A)	7.500	08-10-20		420,000	440,328
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)	8.625	08-15-21		290,000	320,450
The Royal Bank of Scotland PLC	6.625	09-17-18	GBP	200,000	283,854
The Unique Pub Finance Company PLC	6.542	03-30-21	GBP	49,240	71,712
Vodafone Group PLC	8.125	11-26-18	GBP	100,000	144,857
United States 2.5%					1,683,084
Bank of America Corp.	6.125	09-15-21	GBP	150,000	237,997
Bank of America Corp.	7.750	04-30-18	GBP	100,000	139,230
Citigroup, Inc.	5.125	12-12-18	GBP	200,000	283,870
General Electric Company	6.250	09-29-20	GBP	200,000	306,768
JPMorgan Chase & Co.	1.875	02-10-20	GBP	100,000	139,591
MetLife, Inc.	5.250	06-29-20	GBP	200,000	298,833
National Grid North America, Inc.	1.875	08-06-18	GBP	100,000	138,202
Wells Fargo & Company	2.125	04-22-22	GBP	100,000	138,593

	Contracts/Notional amount	Value
Purchased options 2.0%		$1,348,210
(Cost $1,494,884)
Calls 0.8%		533,103
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.700% and pay a floating rate based on 3-month LIBOR (Expiration Date: 9-27-27; Strike Rate: 2.700%; Counterparty: UBS AG) (B)(C)	7,670,000	533,103
Puts 1.2%		815,107
Over the Counter Option on 10 Year Interest Rate Swap. Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR (Expiration Date: 9-27-27; Strike Rate: 2.700%; Counterparty: UBS AG) (B)(C)	7,670,000	815,107

4	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 59.5%				$40,396,792
(Cost $40,398,983)
Certificate of deposit 13.2%				8,996,680
Bank of Montreal	1.610	03-23-18	1,000,000	1,000,170
Credit Suisse First Boston	1.548	04-27-18	1,000,000	997,616
Danske Bank A/S	1.790	05-02-18	1,000,000	1,000,500
First Abu Dhabi Bank	1.620	03-12-18	1,000,000	999,977
ING Bank NV	1.910	06-20-18	1,000,000	999,506
Natixis SA	1.610	03-15-18	1,000,000	1,000,860
Santander UK PLC	1.820	07-03-18	1,000,000	998,456
Sumitomo Mitsui Banking Corp.	1.570	03-22-18	1,000,000	1,000,130
The Toronto-Dominion Bank	1.760	05-16-18	1,000,000	999,465
Commercial paper 9.6%				6,487,170
ABS AMRO Funding USA LLC	1.891	05-23-18	500,000	497,918
Agence Centrale Des Organismes	1.618	03-05-18	1,000,000	999,754
Bank Nederlandse Gemeenten NV	1.548	03-08-18	1,000,000	999,633
DekaBank Deutsche Girozentrale	1.648	03-09-18	1,000,000	999,560
Nationwide Building Society	1.822	05-14-18	1,000,000	996,004
OP Corporate Bank PLC	1.782	04-30-18	1,000,000	996,712
Societe Nationale Des Chemins de Fer Francais	1.713	04-27-18	1,000,000	997,589
Time deposits 13.7%				9,329,057
BNP Paribas SA	1.420	03-01-18	2,293,366	2,293,366
Credit Agricole SA	1.350	03-01-18	1,919,564	1,919,564
DBS Bank, Ltd.	1.700	03-05-18	1,004,682	1,004,682
DZ Bank AG	1.450	03-01-18	2,612,829	2,612,829
KBC Bank NV	1.440	03-01-18	1,498,616	1,498,616
U.S. Government 20.6%				13,976,553
U.S. Treasury Bill	1.134	03-01-18	2,500,000	2,500,000
U.S. Treasury Bill	1.274	03-15-18	2,000,000	1,998,993
U.S. Treasury Bill	1.345	04-05-18	2,500,000	2,496,439
U.S. Treasury Bill (D)	1.397	04-12-18	4,500,000	4,492,086
U.S. Treasury Bill	1.602	06-07-18	2,500,000	2,489,035

	Yield (%)	Shares	Value
Money market funds 2.4%			1,607,332

Federated Government Obligations Fund, Institutional Class	1.2314(E)	1,607,332	1,607,332
Total investments (Cost $65,647,820) 98.5%			$66,887,802
Other assets and liabilities, net 1.5%			991,728
Total net assets 100.0%			$67,879,530

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	Non-income producing security.
(C)	For this type of option, notional amounts are equivalent to number of contracts.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	The rate shown is the annualized seven-day yield as of 2-28-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	5

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	24	Long	Mar 2018	$3,969,073	$4,006,978	$37,905
German Euro-BUND Futures	19	Short	Mar 2018	(3,666,394)	(3,695,828)	(29,434)
Long Gilt Futures	37	Short	Jun 2018	(6,138,311)	(6,167,601)	(29,290)
						$(20,819)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	3,800,000	USD	202,667	Citigroup	3/20/2018	—	$(15,582)
ARS	1,120,000	USD	56,997	Citigroup	3/20/2018	—	(1,857)
ARS	2,190,000	USD	110,216	Citigroup	4/17/2018	—	(4,034)
AUD	64,000	USD	49,076	Goldman Sachs	3/9/2018	$633	—
BRL	397,000	USD	121,262	Deutsche Bank	3/20/2018	775	—
BRL	3,265,000	USD	986,971	Goldman Sachs	3/20/2018	16,686	—
COP	176,000,000	USD	60,460	Deutsche Bank	3/20/2018	931	—
COP	1,312,000,000	USD	431,295	Deutsche Bank	3/20/2018	26,349	—
COP	855,500,000	USD	292,899	Citigroup	4/17/2018	5,198	—
CZK	4,309,000	USD	199,539	BNP Paribas SA	3/20/2018	7,593	—
CZK	272,000	USD	12,814	HSBC	3/20/2018	260	—
EUR	3,546,191	SEK	34,800,000	Citigroup	3/22/2018	127,209	—
EUR	154,000	USD	189,157	Goldman Sachs	3/9/2018	—	(1,167)
EUR	226,000	USD	266,654	JPMorgan Chase	3/9/2018	9,228	—
EUR	2,169,900	USD	2,575,872	HSBC	3/20/2018	75,375	—
GBP	264,000	USD	346,809	JPMorgan Chase	3/9/2018	16,772	—
GBP	169,000	USD	227,868	Morgan Stanley	3/9/2018	4,879	—
GBP	50,000	USD	71,065	BNP Paribas SA	4/16/2018	—	(2,081)
GBP	100,000	USD	141,834	Morgan Stanley	4/16/2018	—	(3,867)
GBP	311,641	USD	434,696	Morgan Stanley	4/16/2018	—	(4,734)
GBP	100,000	USD	139,878	Morgan Stanley	4/16/2018	—	(1,911)
HUF	147,150,000	USD	556,034	BNP Paribas SA	3/20/2018	16,647	—
HUF	12,500,000	USD	48,598	HSBC	3/20/2018	50	—
IDR	18,460,000,000	USD	1,351,490	Merrill Lynch	3/20/2018	—	(12,789)
IDR	1,700,000,000	USD	126,075	Merrill Lynch	3/20/2018	—	(2,793)
INR	32,140,000	USD	489,126	Merrill Lynch	3/20/2018	2,380	—
INR	2,020,000	USD	31,479	Merrill Lynch	3/20/2018	—	(588)
INR	134,400,000	USD	2,084,367	BNP Paribas SA	4/27/2018	—	(41,200)
JPY	59,485,424	CAD	656,000	JPMorgan Chase	4/9/2018	47,482	—
JPY	247,506,256	CAD	2,768,000	Royal Bank of Canada	4/9/2018	167,518	—
JPY	369,880,000	USD	3,281,751	JPMorgan Chase	3/20/2018	189,727	—
MXN	3,330,000	USD	170,621	HSBC	3/20/2018	5,496	—
MXN	15,365,000	USD	792,071	Merrill Lynch	3/20/2018	20,554	—
MXN	4,040,000	USD	205,882	Citigroup	4/17/2018	6,815	—
MYR	53,000	USD	13,224	Citigroup	3/20/2018	278	—
MYR	1,664,000	USD	403,590	Citigroup	3/20/2018	20,318	—
PEN	680,000	USD	209,102	HSBC	3/20/2018	—	(1,087)
PEN	82,500	USD	25,581	HSBC	3/20/2018	—	(344)
PEN	447,000	USD	138,347	Citigroup	4/17/2018	—	(1,772)
RON	1,803,500	USD	454,092	BNP Paribas SA	3/20/2018	18,737	—
RON	172,000	USD	44,471	HSBC	3/20/2018	623	—
RUB	37,110,000	USD	613,312	JPMorgan Chase	3/20/2018	44,254	—
RUB	2,690,000	USD	46,788	HSBC	3/20/2018	877	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SEK	17,400,000	EUR	1,759,113	Deutsche Bank	3/22/2018	—	$(46,518)
SEK	17,400,000	EUR	1,759,969	Morgan Stanley	3/22/2018	—	(47,563)
THB	3,570,000	USD	109,476	HSBC	3/20/2018	$4,313	—
THB	1,340,000	USD	41,846	HSBC	3/20/2018	864	—
THB	22,670,000	USD	695,612	Merrill Lynch	3/20/2018	26,959	—
TRY	1,729,500	USD	420,281	BNP Paribas SA	3/20/2018	32,116	—
TRY	309,000	USD	79,766	HSBC	3/20/2018	1,061	—
USD	2,169,894	CHF	2,070,000	Morgan Stanley	4/27/2018	—	(32,911)
USD	305,906	EUR	256,000	HSBC	3/9/2018	—	(6,597)
USD	588,591	EUR	498,000	JPMorgan Chase	3/9/2018	—	(19,324)
USD	445,607	EUR	372,000	JPMorgan Chase	3/9/2018	—	(8,498)
USD	2,666,175	EUR	2,274,746	Merrill Lynch	3/9/2018	—	(110,638)
USD	2,562,711	EUR	2,169,900	BNP Paribas SA	3/20/2018	—	(88,537)
USD	32,468	EUR	27,109	JPMorgan Chase	3/22/2018	—	(660)
USD	274,114	EUR	228,125	Morgan Stanley	4/16/2018	—	(5,188)
USD	290,726	GBP	215,000	Citigroup	3/9/2018	—	(5,372)
USD	619,219	GBP	469,000	Merrill Lynch	3/9/2018	—	(26,688)
USD	318,876	GBP	235,000	Societe Generale	3/9/2018	—	(4,767)
USD	18,052,000	GBP	13,297,494	UBS AG	4/16/2018	—	(294,186)
USD	90,462	JPY	10,200,000	Citigroup	3/9/2018	—	(5,189)
USD	3,308,305	JPY	369,880,000	Morgan Stanley	3/20/2018	—	(163,173)
USD	489,122	NZD	662,000	BNP Paribas SA	3/9/2018	11,719	—
USD	482,434	NZD	659,000	BNP Paribas SA	3/9/2018	7,194	—
USD	479,930	NZD	653,000	JPMorgan Chase	3/9/2018	9,017	—
USD	384,824	NZD	533,000	Goldman Sachs	3/9/2018	450	—
USD	581,125	NZD	789,000	HSBC	3/9/2018	12,136	—
USD	194,030	NZD	264,000	JPMorgan Chase	3/9/2018	3,646	—
USD	296,789	NZD	410,000	JPMorgan Chase	3/9/2018	1,117	—
ZAR	11,760,000	USD	816,805	Deutsche Bank	3/20/2018	177,488	—
ZAR	312,000	USD	24,824	HSBC	3/20/2018	1,555	—
						$1,123,279	$(961,615)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,550,000	GBP	Fixed 0.807%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2019	—	$2,897	$2,897
Centrally cleared	11,200,000	GBP	Fixed 0.829%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2019	—	8,972	8,972
Centrally cleared	62,800,000	CAD	3 Month CAD LIBOR	Fixed 1.915%	Semi-Annual	Semi-Annual	Oct 2019	—	(53,673)	(53,673)
Centrally cleared	390,000,000	SEK	Fixed -0.153%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	(83,615)	(83,615)
Centrally cleared	6,950,000	GBP	Fixed 0.828%	6 month LIBOR	Semi-Annual	Semi-Annual	Nov 2019	$55	19,923	19,978
Centrally cleared	7,900,000	CAD	3 Month CAD LIBOR	Fixed 2.112%	Semi-Annual	Semi-Annual	Jan 2020	—	1,289	1,289
Centrally cleared	59,800,000	SEK	Fixed -0.083%	3 month STIBOR	Annual	Quarterly	Jan 2020	—	(19,484)	(19,484)
Centrally cleared	21,500,000	AUD	6 month BBSW	Fixed 2.400%	Semi-Annual	Semi-Annual	Jun 2021	—	(62,882)	(62,882)
Centrally cleared	16,750,000	AUD	Fixed 2.400%	6 month BBSW	Semi-Annual	Semi-Annual	Jun 2021	100,414	(51,425)	48,989
Centrally cleared	18,400,000	AUD	6 month BBSW	Fixed 2.538%	Semi-Annual	Semi-Annual	Aug 2021	—	(28,608)	(28,608)
Centrally cleared	11,950,000	AUD	Fixed 2.538%	6 month BBSW	Semi-Annual	Semi-Annual	Aug 2021	32,198	(13,618)	18,580
Centrally cleared	23,400,000	AUD	6 month BBSW	Fixed 2.622%	Semi-Annual	Semi-Annual	Jan 2022	—	(38,867)	(38,867)
Centrally cleared	11,820,000	CAD	Fixed 2.400%	3 Month CAD LIBOR	Semi-Annual	Semi-Annual	Oct 2027	—	106,809	106,809
Centrally cleared	74,050,000	SEK	3 month STIBOR	Fixed 1.268%	Quarterly	Annual	Oct 2027	—	46,732	46,732
Centrally cleared	904,000	CAD	Fixed 2.685%	3 Month CAD LIBOR	Semi-Annual	Semi-Annual	Feb 2028	—	(6,605)	(6,605)
8	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,480,000	SEK	3 month STIBOR	Fixed 1.465%	Quarterly	Annual	Feb 2028	—	$4,744	$4,744
Centrally cleared	800,000,000	JPY	6 month LIBOR	Fixed -0.010%	Semi-Annual	Semi-Annual	Jul 2028	—	(279,449)	(279,449)
Centrally cleared	650,000,000	JPY	Fixed -0.010%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2028	$233,131	(6,079)	227,052
Centrally cleared	45,600,000	JPY	6 month LIBOR	Fixed 0.090%	Semi-Annual	Semi-Annual	Jul 2028	—	(11,801)	(11,801)
Centrally cleared	270,000,000	JPY	6 month LIBOR	Fixed 0.175%	Semi-Annual	Semi-Annual	Aug 2028	—	(49,486)	(49,486)
Centrally cleared	511,000,000	JPY	6 month LIBOR	Fixed 0.158%	Semi-Annual	Semi-Annual	Oct 2028	—	(107,165)	(107,165)
Centrally cleared	99,600,000	JPY	6 month LIBOR	Fixed 0.210%	Semi-Annual	Semi-Annual	Nov 2028	—	(16,639)	(16,639)
Centrally cleared	145,000,000	JPY	6 month LIBOR	Fixed 0.313%	Semi-Annual	Semi-Annual	Dec 2028	—	(11,321)	(11,321)
Centrally cleared	346,000,000	JPY	6 month LIBOR	Fixed 0.450%	Semi-Annual	Semi-Annual	Dec 2029	—	(10,182)	(10,182)
Centrally cleared	5,950,000	EUR	6 month EURIBOR	Fixed 1.543%	Semi-Annual	Annual	Dec 2031	—	(185,394)	(185,394)
Centrally cleared	5,950,000	EUR	6 month EURIBOR	Fixed 1.548%	Semi-Annual	Annual	Dec 2031	—	(182,683)	(182,683)
Centrally cleared	3,080,000	EUR	6 month EURIBOR	Fixed 1.635%	Semi-Annual	Annual	Jan 2032	—	(67,427)	(67,427)
Centrally cleared	400,000,000	JPY	Fixed 0.185%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2038	—	417,526	417,526
Centrally cleared	325,000,000	JPY	6 month LIBOR	Fixed 0.185%	Semi-Annual	Semi-Annual	Jul 2038	(351,896)	12,656	(339,240)
Centrally cleared	29,900,000	JPY	Fixed 0.359%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2038	—	21,898	21,898
Centrally cleared	142,000,000	JPY	Fixed 0.470%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2038	—	76,102	76,102
Centrally cleared	257,000,000	JPY	Fixed 0.435%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2038	—	158,082	158,082
Centrally cleared	57,300,000	JPY	Fixed 0.533%	6 month LIBOR	Semi-Annual	Semi-Annual	Nov 2038	—	25,675	25,675
Centrally cleared	83,500,000	JPY	Fixed 0.668%	6 month LIBOR	Semi-Annual	Semi-Annual	Dec 2038	—	17,801	17,801
Centrally cleared	171,000,000	JPY	Fixed 0.864%	6 month LIBOR	Semi-Annual	Semi-Annual	Dec 2039	—	(4,230)	(4,230)
Centrally cleared	2,300,000	USD	Fixed 2.700%	3 month LIBOR	Semi-Annual	Quarterly	Sep 2047	—	84,519	84,519
Centrally cleared	808,000	USD	3 month LIBOR	Fixed 2.700%	Quarterly	Semi-Annual	Sep 2047	(15,000)	(14,692)	(29,692)
Centrally cleared	3,610,000	EUR	Fixed 1.595%	6 month EURIBOR	Annual	Semi-Annual	Oct 2047	—	(19,229)	(19,229)
Centrally cleared	2,480,000	EUR	6 month EURIBOR	Fixed 1.595%	Semi-Annual	Annual	Oct 2047	76,299	(63,089)	13,210
Centrally cleared	40,000	EUR	6 month EURIBOR	Fixed 1.595%	Semi-Annual	Annual	Oct 2047	487	(274)	213
Centrally cleared	1,090,000	EUR	6 month EURIBOR	Fixed 1.595%	Semi-Annual	Annual	Oct 2047	(24,346)	30,163	5,817
Centrally cleared	559,000	EUR	Fixed 1.430%	6 month EURIBOR	Annual	Semi-Annual	Dec 2047	—	27,179	27,179
Centrally cleared	559,000	EUR	6 month EURIBOR	Fixed 1.430%	Semi-Annual	Annual	Dec 2047	(19,493)	(7,686)	(27,179)
Centrally cleared	936,200	EUR	Fixed 1.447%	6 month EURIBOR	Annual	Semi-Annual	Dec 2047	—	40,824	40,824
Centrally cleared	2,083,800	EUR	Fixed 1.444%	6 month EURIBOR	Annual	Semi-Annual	Dec 2047	—	92,757	92,757
Centrally cleared	685,000	EUR	6 month EURIBOR	Fixed 1.444%	Semi-Annual	Annual	Dec 2047	(9,983)	(20,509)	(30,492)
Centrally cleared	610,000	EUR	Fixed 1.493%	6 month EURIBOR	Annual	Semi-Annual	Jan 2048	—	19,216	19,216
Centrally cleared	610,000	EUR	6 month EURIBOR	Fixed 1.493%	Semi-Annual	Annual	Jan 2048	(33,092)	13,876	(19,216)
Centrally cleared	2,320,000	EUR	Fixed 1.670%	6 month EURIBOR	Annual	Semi-Annual	Dec 2051	—	104,342	104,342
Centrally cleared	2,320,000	EUR	Fixed 1.674%	6 month EURIBOR	Annual	Semi-Annual	Dec 2051	—	101,712	101,712
Centrally cleared	1,240,000	EUR	Fixed 1.740%	6 month EURIBOR	Annual	Semi-Annual	Jan 2052	—	32,061	32,061
								$(11,226)	$51,643	$40,417

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	ITRAXX EUROPE S28.V1 5Y	1,800,000	EUR	$ 2,122,642	5.000%	Quarterly	Dec 2022	$ (239,793)	$ 35,223	$ (204,570)
				$2,122,642				$(239,793)	$35,223	$(204,570)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	9

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	ITRAXX.EUROPE S28.V1 5Y	2.645%	2,380,000	EUR	$ 2,830,637	5.000%	Quarterly	Dec 2022	$ 302,151	$ 25,627	$ 327,778
					$2,830,637				$302,151	$25,627	$327,778

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays PLC	5,740,000	GBP	$7,164,075	GBP Fixed 3.650%	GBP - Non-Revised RPI	Annual	Annual	Feb 2020	—	$(66,171)	$(66,171)
Barclays PLC	5,740,000	GBP	7,164,075	GBP - Non-Revised RPI	GBP Fixed 3.620%	Annual	Annual	Feb 2023	—	123,482	123,482
Morgan Stanley	7,097,561	GBP	8,984,482	GBP Fixed 3.640%	GBP - Non-Revised RPI	Annual	Annual	Feb 2020	—	(78,727)	(78,727)
Morgan Stanley	7,097,561	GBP	8,984,482	GBP Fixed 3.640%	GBP - Non-Revised RPI	Annual	Annual	Feb 2020	—	(78,727)	(78,727)
Morgan Stanley	2,709,756	GBP	3,430,158	GBP Fixed 3.640%	GBP - Non-Revised RPI	Annual	Annual	Feb 2020	—	(30,057)	(30,057)
Morgan Stanley	2,440,000	GBP	3,303,771	GBP Fixed 3.310%	GBP - Non-Revised RPI	Annual	Annual	Jan 2021	—	(4,019)	(4,019)
Morgan Stanley	2,000,000	GBP	2,531,710	GBP - Non-Revised RPI	GBP Fixed 3.625%	Annual	Annual	Feb 2023	—	43,958	43,958
Morgan Stanley	7,097,561	GBP	8,984,482	GBP - Non-Revised RPI	GBP Fixed 3.628%	Annual	Annual	Feb 2023	—	157,651	157,651
Morgan Stanley	7,807,317	GBP	9,882,930	GBP - Non-Revised RPI	GBP Fixed 3.638%	Annual	Annual	Feb 2023	—	180,699	180,699
Morgan Stanley	2,440,000	GBP	3,303,771	GBP - Non-Revised RPI	GBP Fixed 3.360%	Annual	Annual	Jan 2024	—	890	890
Morgan Stanley	1,003,500	EUR	1,178,605	EUR - Ex Tobacco Non-Revised CPI	EUR Fixed 1.935%	Annual	Annual	Dec 2047	—	(3,520)	(3,520)
UBS AG	2,005,000	EUR	2,473,476	EUR Fixed 1.570%	EUR - Ex Tobacco Non-Revised CPI	Annual	Annual	Feb 2028	—	(1,228)	(1,228)
UBS AG	2,875,000	USD	2,875,000	USD - Non-Revised CPI	USD Fixed 2.315%	Annual	Annual	Feb 2028	—	(431)	(431)
UBS AG	2,005,000	EUR	2,473,476	EUR - Ex Tobacco Non-Revised CPI	EUR Fixed 1.826%	Annual	Annual	Feb 2038	—	2,630	2,630
UBS AG	2,875,000	USD	2,875,000	USD Fixed 2.371%	USD - Non-Revised CPI	Annual	Annual	Feb 2038	—	(1,830)	(1,830)
UBS AG	666,500	EUR	782,801	EUR - Ex Tobacco Non-Revised CPI	EUR Fixed 1.933%	Annual	Annual	Dec 2047	—	(3,013)	(3,013)
			$76,392,294						—	$241,587	$241,587

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
10	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds, which are categorized as Level 1.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2018, the fund used futures contracts to manage against anticipated interest rate changes, maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

       12

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2018, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended February 28, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended February 28, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended February 28, 2018, the fund used inflation swaps to manage duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q3	02/18
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		4/18

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.7%				$288,054,538
(Cost $295,756,200)
U.S. Government 12.9%				107,186,034
U.S. Treasury
Bond	2.750	11-15-42	34,345,000	32,222,586
Bond	2.750	11-15-47	25,919,000	24,013,549
Bond	3.000	02-15-47	22,997,000	22,424,770
Note	2.750	02-15-28	26,018,000	25,754,771
Treasury Inflation Protected Security	0.375	07-15-25	2,822,460	2,770,358
U.S. Government Agency 21.8%				180,868,504
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	590,766	578,128
30 Yr Pass Thru	3.000	03-01-43	4,988,575	4,877,175
30 Yr Pass Thru	3.000	04-01-43	824,636	806,221
30 Yr Pass Thru	3.000	12-01-45	2,045,576	1,991,266
30 Yr Pass Thru	3.000	10-01-46	2,568,158	2,501,578
30 Yr Pass Thru	3.000	10-01-46	1,750,970	1,702,293
30 Yr Pass Thru	3.000	12-01-46	6,354,067	6,168,489
30 Yr Pass Thru	3.000	12-01-46	1,448,106	1,409,432
30 Yr Pass Thru	3.000	04-01-47	994,004	966,060
30 Yr Pass Thru	3.500	02-01-42	1,688,982	1,707,535
30 Yr Pass Thru	3.500	04-01-44	869,925	879,480
30 Yr Pass Thru	3.500	07-01-46	4,924,129	4,941,287
30 Yr Pass Thru	3.500	10-01-46	2,372,563	2,380,089
30 Yr Pass Thru	3.500	11-01-46	2,462,833	2,466,413
30 Yr Pass Thru	3.500	12-01-46	1,460,960	1,465,594
30 Yr Pass Thru	3.500	01-01-47	9,017,253	9,047,266
30 Yr Pass Thru	3.500	02-01-47	2,684,687	2,695,301
30 Yr Pass Thru	3.500	04-01-47	1,567,143	1,572,603
30 Yr Pass Thru	3.500	11-01-47	4,035,243	4,049,935
30 Yr Pass Thru	4.000	11-01-43	326,578	338,863
30 Yr Pass Thru	4.000	02-01-44	158,485	163,605
30 Yr Pass Thru	4.000	07-01-45	5,170,832	5,329,794
30 Yr Pass Thru	4.500	02-01-41	808,581	855,769
30 Yr Pass Thru	4.500	03-01-47	2,943,429	3,090,371
30 Yr Pass Thru	5.000	03-01-41	403,859	437,504
30 Yr Pass Thru	5.500	06-01-38	602,103	663,137
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	339,318	340,685
15 Yr Pass Thru	3.500	02-01-26	65,320	66,548
15 Yr Pass Thru	3.500	03-01-26	410,668	418,389
15 Yr Pass Thru	3.500	07-01-26	900,130	917,054
15 Yr Pass Thru	4.000	12-01-24	492,322	506,315
30 Yr Pass Thru	3.000	12-01-42	1,475,528	1,446,439
30 Yr Pass Thru	3.000	04-01-43	4,819,009	4,714,972
30 Yr Pass Thru	3.000	08-01-46	2,367,296	2,302,873
30 Yr Pass Thru	3.000	10-01-46	2,809,292	2,738,107
30 Yr Pass Thru	3.000	01-01-47	2,759,490	2,684,393
30 Yr Pass Thru	3.000	02-01-47	1,483,055	1,444,781
30 Yr Pass Thru	3.000	10-01-47	3,320,014	3,229,145
30 Yr Pass Thru	3.500	01-01-42	1,772,294	1,785,116
30 Yr Pass Thru	3.500	06-01-42	2,520,726	2,545,264
30 Yr Pass Thru	3.500	07-01-42	4,160,263	4,204,012
30 Yr Pass Thru	3.500	01-01-43	759,425	763,495
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-43	541,585	$544,826
30 Yr Pass Thru	3.500	06-01-43	2,747,073	2,767,806
30 Yr Pass Thru	3.500	07-01-43	425,404	428,615
30 Yr Pass Thru	3.500	03-01-44	4,002,318	4,041,279
30 Yr Pass Thru	3.500	10-01-44	4,920,742	4,940,965
30 Yr Pass Thru	3.500	04-01-45	1,083,812	1,087,420
30 Yr Pass Thru	3.500	04-01-45	2,711,222	2,720,246
30 Yr Pass Thru	3.500	07-01-46	4,614,122	4,613,619
30 Yr Pass Thru	3.500	07-01-46	1,848,063	1,847,573
30 Yr Pass Thru	3.500	07-01-47	5,645,391	5,658,006
30 Yr Pass Thru	3.500	11-01-47	5,124,788	5,133,037
30 Yr Pass Thru	4.000	09-01-40	861,714	890,696
30 Yr Pass Thru	4.000	01-01-41	680,716	703,398
30 Yr Pass Thru	4.000	09-01-41	1,127,133	1,165,218
30 Yr Pass Thru	4.000	09-01-41	3,167,031	3,274,537
30 Yr Pass Thru	4.000	10-01-41	48,902	50,531
30 Yr Pass Thru	4.000	11-01-41	2,042,066	2,110,108
30 Yr Pass Thru	4.000	01-01-42	457,275	472,512
30 Yr Pass Thru	4.000	01-01-42	656,371	678,242
30 Yr Pass Thru	4.000	03-01-42	3,000,260	3,101,636
30 Yr Pass Thru	4.000	05-01-43	3,057,154	3,156,154
30 Yr Pass Thru	4.000	09-01-43	2,335,988	2,418,569
30 Yr Pass Thru	4.000	10-01-43	1,993,032	2,056,949
30 Yr Pass Thru	4.000	12-01-43	3,078,220	3,175,977
30 Yr Pass Thru	4.000	01-01-44	485,534	501,940
30 Yr Pass Thru	4.000	02-01-46	2,323,061	2,386,673
30 Yr Pass Thru	4.000	06-01-46	1,605,174	1,648,626
30 Yr Pass Thru	4.000	07-01-46	4,243,377	4,358,247
30 Yr Pass Thru	4.000	03-01-47	5,952,183	6,128,191
30 Yr Pass Thru	4.000	05-01-47	3,745,218	3,841,335
30 Yr Pass Thru	4.500	08-01-40	1,508,595	1,596,812
30 Yr Pass Thru	4.500	08-01-40	714,075	755,832
30 Yr Pass Thru	4.500	12-01-40	436,974	463,210
30 Yr Pass Thru	4.500	05-01-41	587,518	621,874
30 Yr Pass Thru	4.500	05-01-41	731,168	774,838
30 Yr Pass Thru	4.500	06-01-41	934,886	989,263
30 Yr Pass Thru	4.500	07-01-41	488,002	516,386
30 Yr Pass Thru	4.500	11-01-41	161,247	170,625
30 Yr Pass Thru	4.500	12-01-41	2,977,276	3,148,586
30 Yr Pass Thru	4.500	05-01-42	1,261,864	1,335,259
30 Yr Pass Thru	5.000	04-01-35	90,618	97,607
30 Yr Pass Thru	5.000	09-01-40	633,979	685,309
30 Yr Pass Thru	5.000	04-01-41	189,383	206,107
30 Yr Pass Thru	5.500	02-01-36	90,486	99,525

30 Yr Pass Thru	6.500	01-01-39	277,027	311,564
Corporate bonds 35.3%				$292,971,949
(Cost $294,225,016)
Consumer discretionary 3.8%				31,746,670
Auto components 0.1%
Lear Corp.	5.250	01-15-25	788,000	828,667
Automobiles 1.1%
BMW US Capital LLC (A)	2.150	04-06-20	1,195,000	1,180,212
Daimler Finance North America LLC (A)	2.200	05-05-20	665,000	654,118
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Company	4.750	01-15-43	574,000	$529,823
Ford Motor Credit Company LLC	2.375	03-12-19	695,000	691,775
Ford Motor Credit Company LLC	5.875	08-02-21	1,966,000	2,109,509
General Motors Company	4.875	10-02-23	1,350,000	1,415,987
General Motors Financial Company, Inc.	4.000	01-15-25	1,370,000	1,358,142
General Motors Financial Company, Inc.	4.300	07-13-25	1,182,000	1,185,153
Internet and direct marketing retail 1.3%
Amazon.com, Inc. (A)	3.150	08-22-27	1,845,000	1,778,479
Amazon.com, Inc. (A)	4.050	08-22-47	1,865,000	1,854,840
Booking Holdings, Inc.	2.750	03-15-23	815,000	790,166
Expedia, Inc.	3.800	02-15-28	1,780,000	1,656,739
Expedia, Inc.	5.000	02-15-26	1,830,000	1,878,626
QVC, Inc.	4.375	03-15-23	970,000	967,819
QVC, Inc.	5.125	07-02-22	735,000	760,903
QVC, Inc.	5.450	08-15-34	700,000	668,623
Media 1.2%
CBS Corp.	3.375	03-01-22	403,000	403,299
CBS Corp.	3.700	08-15-24	640,000	638,222
Charter Communications Operating LLC	4.200	03-15-28	1,650,000	1,580,676
Charter Communications Operating LLC	6.484	10-23-45	1,650,000	1,858,741
Myriad International Holdings BV (A)	4.850	07-06-27	295,000	299,427
Myriad International Holdings BV (A)	5.500	07-21-25	995,000	1,061,774
Time Warner Cable LLC	8.250	04-01-19	1,030,000	1,087,361
Time Warner, Inc.	3.800	02-15-27	1,200,000	1,161,306
Viacom, Inc.	4.375	03-15-43	658,000	591,684
Viacom, Inc.	5.850	09-01-43	1,516,000	1,655,688
Multiline retail 0.1%
Macy's Retail Holdings, Inc. (B)	3.625	06-01-24	1,150,000	1,098,911
Consumer staples 1.0%				8,138,135
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,485,000	2,649,484
Molson Coors Brewing Company	1.450	07-15-19	908,000	892,190
Molson Coors Brewing Company	3.000	07-15-26	711,000	664,319
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	645,000	624,317
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	890,000	951,813
Kraft Heinz Foods Company (A)	4.875	02-15-25	595,000	621,698
Kraft Heinz Foods Company	5.200	07-15-45	612,000	623,407
Mondelez International Holdings Netherlands BV (A)	1.625	10-28-19	1,130,000	1,110,907
Energy 3.4%				28,323,297
Oil, gas and consumable fuels 3.4%
Anadarko Petroleum Corp.	8.700	03-15-19	425,000	449,852
Andeavor Logistics LP	4.250	12-01-27	483,000	471,290
Boardwalk Pipelines LP	4.450	07-15-27	707,000	693,402
Cimarex Energy Company	4.375	06-01-24	640,000	664,084
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	521,000	503,742
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,670,000	1,713,589
Enbridge Energy Partners LP	4.375	10-15-20	1,270,000	1,306,001
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	805,000	806,710
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP	2.500	06-15-18	310,000	$309,883
Energy Transfer LP	4.200	04-15-27	323,000	314,028
Energy Transfer LP	5.150	03-15-45	980,000	923,875
Energy Transfer LP	9.700	03-15-19	555,000	594,003
EnLink Midstream Partners LP	4.850	07-15-26	1,085,000	1,101,922
Enterprise Products Operating LLC	6.500	01-31-19	1,180,000	1,219,789
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (C)	5.481	08-01-66	935,000	938,759
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,580,000	1,524,700
Kinder Morgan Energy Partners LP	7.750	03-15-32	585,000	724,626
Lukoil International Finance BV (A)	3.416	04-24-18	715,000	715,229
MPLX LP	4.000	03-15-28	965,000	948,424
Northwest Pipeline LLC	6.050	06-15-18	570,000	575,575
ONEOK Partners LP	3.200	09-15-18	305,000	306,144
ONEOK Partners LP	5.000	09-15-23	655,000	692,392
Petroleos Mexicanos	4.875	01-24-22	980,000	1,006,411
Petroleos Mexicanos (A)	5.375	03-13-22	205,000	214,225
Sabine Pass Liquefaction LLC	4.200	03-15-28	849,000	831,294
Sabine Pass Liquefaction LLC	5.000	03-15-27	877,000	910,941
Sabine Pass Liquefaction LLC	5.750	05-15-24	1,345,000	1,452,697
Sabine Pass Liquefaction LLC	5.875	06-30-26	448,000	489,203
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,355,000	1,295,942
Sunoco Logistics Partners Operations LP	4.400	04-01-21	1,170,000	1,206,145
Sunoco Logistics Partners Operations LP	5.400	10-01-47	465,000	454,630
Williams Partners LP	3.750	06-15-27	1,120,000	1,082,576
Williams Partners LP	4.875	03-15-24	1,799,000	1,881,214
Financials 14.2%				117,675,599
Banks 8.3%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,285,000	1,260,930
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(D)	6.750	06-15-26	665,000	727,344
Bank of America Corp.	3.950	04-21-25	1,175,000	1,173,209
Bank of America Corp.	4.200	08-26-24	470,000	479,397
Bank of America Corp.	4.250	10-22-26	466,000	470,488
Bank of America Corp.	4.450	03-03-26	1,560,000	1,595,070
Bank of Montreal	2.100	12-12-19	2,455,000	2,427,205
Banque Federative du Credit Mutuel SA (A)	2.200	07-20-20	1,275,000	1,250,532
Barclays Bank PLC	2.650	01-11-21	2,195,000	2,166,591
Barclays Bank PLC (A)	10.179	06-12-21	905,000	1,078,194
Barclays PLC	4.375	01-12-26	775,000	775,818
BPCE SA (A)	4.500	03-15-25	1,015,000	1,024,424
BPCE SA (A)	5.700	10-22-23	1,125,000	1,215,755
Branch Banking & Trust Company	2.100	01-15-20	1,750,000	1,728,353
Canadian Imperial Bank of Commerce	2.700	02-02-21	2,365,000	2,343,185
Citigroup, Inc.	2.350	08-02-21	1,340,000	1,305,349
Citigroup, Inc.	4.600	03-09-26	1,748,000	1,805,106
Citizens Bank NA	2.200	05-26-20	1,160,000	1,141,954
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (A)(D)	11.000	06-30-19	969,000	1,058,633
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (A)	8.125	09-19-33	775,000	795,173
HBOS PLC (A)	6.750	05-21-18	1,450,000	1,462,800
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (D)	6.875	06-01-21	990,000	1,059,300
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Bank NV (A)	5.800	09-25-23	1,060,000	$1,154,044
JPMorgan Chase & Co.	2.400	06-07-21	1,775,000	1,740,664
JPMorgan Chase & Co.	3.200	06-15-26	1,225,000	1,176,084
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (D)	5.300	05-01-20	1,345,000	1,385,350
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,590,000	1,756,950
Lloyds Banking Group PLC	4.650	03-24-26	2,170,000	2,206,801
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	865,000	881,435
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.121	12-01-21	735,000	733,016
MUFG Union Bank NA	2.625	09-26-18	1,015,000	1,015,623
PNC Bank NA	2.450	07-28-22	1,570,000	1,523,480
PNC Bank NA	2.500	01-22-21	1,950,000	1,926,061
Regions Financial Corp.	2.750	08-14-22	1,525,000	1,486,710
Santander Holdings USA, Inc.	2.700	05-24-19	147,000	146,764
Santander Holdings USA, Inc. (A)	3.400	01-18-23	805,000	787,258
Santander Holdings USA, Inc. (A)	3.700	03-28-22	1,400,000	1,402,454
Santander UK Group Holdings PLC (A)	4.750	09-15-25	790,000	801,480
Standard Chartered PLC (A)	2.100	08-19-19	2,020,000	1,997,403
Sumitomo Mitsui Trust Bank, Ltd. (A)	2.050	03-06-19	1,410,000	1,402,872
SunTrust Bank	2.450	08-01-22	1,250,000	1,208,428
SunTrust Bank	7.250	03-15-18	280,000	280,542
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	1,625,000	1,616,774
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	875,000	879,375
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	1,681,000	1,816,858
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,405,000	1,397,583
US Bank NA	2.000	01-24-20	1,185,000	1,169,201
Wells Fargo & Company, Series K (7.980% to 6-15-18, then 3 month LIBOR + 3.770%) (D)	7.980	06-15-18	1,015,000	1,032,763
Wells Fargo & Company, Series MTN	4.650	11-04-44	945,000	955,634
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	2,355,000	2,503,671
Wells Fargo Bank NA	2.400	01-15-20	2,420,000	2,401,489
Westpac Banking Corp.	2.150	03-06-20	1,964,000	1,938,528
Capital markets 3.0%
Ares Capital Corp.	3.625	01-19-22	890,000	877,001
Credit Suisse AG	2.300	05-28-19	1,890,000	1,880,038
FS Investment Corp.	4.000	07-15-19	935,000	939,423
FS Investment Corp.	4.250	01-15-20	704,000	710,477
Jefferies Group LLC	4.150	01-23-30	1,130,000	1,072,582
Jefferies Group LLC	4.850	01-15-27	1,136,000	1,173,414
Jefferies Group LLC	8.500	07-15-19	1,923,000	2,062,236
Macquarie Bank, Ltd. (A)	4.875	06-10-25	1,250,000	1,285,505
Morgan Stanley	3.875	01-27-26	895,000	897,184
Morgan Stanley	5.500	01-26-20	1,175,000	1,230,413
Morgan Stanley	7.300	05-13-19	1,860,000	1,957,348
Stifel Financial Corp.	4.250	07-18-24	960,000	965,701
The Goldman Sachs Group, Inc.	2.000	04-25-19	725,000	720,081
The Goldman Sachs Group, Inc.	2.300	12-13-19	2,175,000	2,156,902
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,855,000	1,830,060
UBS AG	2.375	08-14-19	1,760,000	1,749,337
UBS AG (A)	2.450	12-01-20	1,600,000	1,575,302
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (A)	2.859	08-15-23	1,525,000	1,482,285
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 1.5%
American Express Company	2.500	08-01-22	1,410,000	$1,362,296
Capital One Bank USA NA	2.300	06-05-19	1,605,000	1,594,308
Capital One Financial Corp.	2.400	10-30-20	645,000	633,634
Capital One Financial Corp.	2.450	04-24-19	980,000	976,353
Capital One Financial Corp.	3.750	07-28-26	1,655,000	1,580,307
Capital One Financial Corp.	4.200	10-29-25	1,170,000	1,160,221
Capital One NA	2.350	08-17-18	880,000	879,454
Discover Bank	2.600	11-13-18	1,580,000	1,581,103
Discover Bank	8.700	11-18-19	417,000	453,475
Discover Financial Services	3.950	11-06-24	1,323,000	1,321,008
Discover Financial Services	4.100	02-09-27	483,000	477,721
Discover Financial Services	5.200	04-27-22	215,000	227,042
Diversified financial services 0.1%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (A)	6.125	11-30-21	212,319	218,158
Leucadia National Corp.	5.500	10-18-23	955,000	1,003,983
Insurance 1.3%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	925,000	958,069
AXA SA	8.600	12-15-30	515,000	718,425
Brighthouse Financial, Inc. (A)	3.700	06-22-27	1,620,000	1,514,633
Lincoln National Corp.	4.000	09-01-23	360,000	370,844
MetLife, Inc.	6.400	12-15-66	770,000	868,175
MetLife, Inc. (A)	9.250	04-08-68	585,000	817,538
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (A)	5.100	10-16-44	640,000	675,360
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,890,000	2,029,388
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	1,145,000	1,139,060
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	1,465,000	1,479,650
Health care 2.3%				18,725,721
Biotechnology 0.8%
AbbVie, Inc.	3.600	05-14-25	1,280,000	1,264,493
Celgene Corp.	2.875	08-15-20	785,000	783,040
Celgene Corp.	2.875	02-19-21	815,000	811,062
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	2,410,000	2,372,719
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,442,000	1,341,213
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	2.133	06-06-19	1,295,000	1,284,523
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	643,000	623,617
Health care providers and services 0.7%
AmerisourceBergen Corp.	3.450	12-15-27	1,525,000	1,450,719
Cardinal Health, Inc.	1.948	06-14-19	970,000	960,732
Express Scripts Holding Company	2.600	11-30-20	1,785,000	1,761,746
Universal Health Services, Inc. (A)	4.750	08-01-22	585,000	592,313
Universal Health Services, Inc. (A)	5.000	06-01-26	832,000	842,400
Pharmaceuticals 0.6%
Allergan Funding SCS	3.800	03-15-25	1,240,000	1,223,589
Mylan NV	2.500	06-07-19	951,000	945,280
Mylan NV	3.950	06-15-26	1,291,000	1,248,696
Pfizer, Inc.	1.450	06-03-19	1,235,000	1,219,579
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.4%				$28,183,777
Aerospace and defense 0.2%
Lockheed Martin Corp.	4.700	05-15-46	965,000	1,044,206
Rockwell Collins, Inc.	1.950	07-15-19	710,000	702,886
Textron, Inc.	7.250	10-01-19	225,000	239,537
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (A)	4.125	11-15-26	542,179	550,312
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	07-15-27	570,000	560,424
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	430,254	435,374
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	896,785	939,777
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,564,006	1,534,055
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	832,522	824,114
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	949,444	961,312
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,206,569	1,191,028
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	528,550	530,981
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	816,850	810,213
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	470,000	465,888
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	1,088,794	1,132,455
British Airways 2013-1 Class B Pass Through Trust (A)	5.625	12-20-21	188,357	193,857
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	78,082	80,913
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	564,372	609,522
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	788,403	860,621
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	189,059	191,895
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	494,050	505,808
Delta Air Lines, Inc.	3.625	03-15-22	1,450,000	1,453,223
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	240,030	254,768
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,321,749	1,326,706
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	700,834	715,075
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	949,279	939,492
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	440,000	431,851
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	615,188	669,878
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	455,013	495,099
Building products 0.1%
Owens Corning	4.200	12-15-22	990,000	1,018,054
Industrial conglomerates 0.1%
General Electric Company (3 month LIBOR + 0.480%) (C)	2.319	08-15-36	660,000	555,161
Professional services 0.2%
Equifax, Inc.	7.000	07-01-37	225,000	277,713
Verisk Analytics, Inc.	4.000	06-15-25	1,660,000	1,673,534
Road and rail 0.1%
Penske Truck Leasing Company LP (A)	2.875	07-17-18	345,000	345,579
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	4.625	10-30-20	1,060,000	1,095,211
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,215,591
Air Lease Corp.	3.375	01-15-19	600,000	603,091
International Lease Finance Corp.	5.875	04-01-19	725,000	748,573
Information technology 3.2%				26,613,263
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	780,000	779,447
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,490,000	1,476,127
Electronic equipment, instruments and components 0.3%
Keysight Technologies, Inc.	4.600	04-06-27	532,000	548,950
Tech Data Corp.	4.950	02-15-27	1,771,000	1,820,047
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	884,000	$870,750
IT services 0.1%
DXC Technology Company	2.875	03-27-20	1,045,000	1,042,437
Semiconductors and semiconductor equipment 0.4%
Broadcom Corp.	2.375	01-15-20	1,465,000	1,447,115
Broadcom Corp.	3.875	01-15-27	1,595,000	1,529,771
Software 1.2%
Activision Blizzard, Inc.	3.400	09-15-26	1,080,000	1,051,253
Activision Blizzard, Inc. (A)	6.125	09-15-23	1,040,000	1,089,478
Autodesk, Inc.	3.500	06-15-27	1,245,000	1,183,654
CA, Inc.	3.600	08-15-22	1,080,000	1,080,051
Citrix Systems, Inc.	4.500	12-01-27	1,268,000	1,258,806
Electronic Arts, Inc.	4.800	03-01-26	1,490,000	1,597,541
Microsoft Corp.	4.450	11-03-45	1,640,000	1,794,245
VMware, Inc.	2.950	08-21-22	1,013,000	976,901
Technology hardware, storage and peripherals 0.8%
Dell International LLC (A)	3.480	06-01-19	1,710,000	1,719,876
Dell International LLC (A)	6.020	06-15-26	2,025,000	2,166,367
Dell International LLC (A)	8.350	07-15-46	640,000	809,722
Hewlett Packard Enterprise Company (A)	2.100	10-04-19	1,320,000	1,302,854
NetApp, Inc.	2.000	09-27-19	1,080,000	1,067,871
Materials 0.4%				3,541,496
Chemicals 0.3%
Braskem Finance, Ltd. (A)	7.000	05-07-20	555,000	590,187
Braskem Netherlands Finance BV (A)	4.500	01-10-28	975,000	944,288
Mexichem SAB de CV (A)	4.000	10-04-27	525,000	502,688
The Sherwin-Williams Company	2.250	05-15-20	712,000	702,195
Metals and mining 0.1%
Anglo American Capital PLC (A)	4.750	04-10-27	785,000	802,138
Real estate 1.1%				9,023,048
Equity real estate investment trusts 1.1%
American Homes 4 Rent LP	4.250	02-15-28	940,000	925,256
American Tower Corp.	3.400	02-15-19	994,000	998,838
American Tower Corp.	3.550	07-15-27	1,585,000	1,504,834
American Tower Corp.	4.700	03-15-22	710,000	741,842
Crown Castle Towers LLC (A)	4.883	08-15-40	1,175,000	1,215,344
Omega Healthcare Investors, Inc.	4.500	01-15-25	840,000	817,611
Omega Healthcare Investors, Inc.	4.950	04-01-24	760,000	775,745
Omega Healthcare Investors, Inc.	5.250	01-15-26	475,000	478,931
Ventas Realty LP	3.500	02-01-25	1,245,000	1,220,889
Welltower, Inc.	4.125	04-01-19	340,000	343,758
Telecommunication services 1.1%				9,538,839
Diversified telecommunication services 0.9%
AT&T, Inc.	4.750	05-15-46	1,045,000	990,094
AT&T, Inc.	5.450	03-01-47	1,910,000	1,981,320
Sprint Spectrum Company LLC (A)	3.360	03-20-23	609,375	610,898
Verizon Communications, Inc.	4.400	11-01-34	900,000	883,361
Verizon Communications, Inc.	4.672	03-15-55	648,000	605,196
Verizon Communications, Inc.	4.862	08-21-46	2,165,000	2,146,589
Verizon Communications, Inc.	5.012	08-21-54	679,000	672,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	1,065,000	$1,073,054
SBA Tower Trust (A)	3.598	04-09-43	575,000	575,732
Utilities 1.4%				11,462,104
Electric utilities 1.2%
Abengoa Transmision Sur SA (A)	6.875	04-30-43	616,094	671,542
Electricite de France SA (A)	3.625	10-13-25	695,000	692,383
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (A)(D)	5.250	01-29-23	1,445,000	1,449,335
Emera US Finance LP	3.550	06-15-26	534,000	514,086
Empresa Electrica Angamos SA (A)	4.875	05-25-29	735,000	729,880
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	490,000	554,077
Israel Electric Corp., Ltd. (A)	7.250	01-15-19	645,000	666,169
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	460,000	458,468
NextEra Energy Capital Holdings, Inc.	2.400	09-15-19	1,070,000	1,063,819
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,365,000	1,335,241
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (D)	6.250	02-01-22	490,000	513,030
Southern Power Company	1.950	12-15-19	1,100,000	1,083,453
Independent power and renewable electricity producers 0.0%
Exelon Corp.	5.150	12-01-20	265,000	277,522
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	635,000	613,268

Dominion Energy, Inc.	2.579	07-01-20	850,000	839,831
Capital preferred securities 0.1%				$836,995
(Cost $695,377)
Financials 0.1%				836,995
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (C)	2.588	06-01-77	916,000	836,995
Collateralized mortgage obligations 11.8%				$97,630,465
(Cost $98,742,939)
Commercial and residential 10.1%				83,870,999
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29	885,000	957,643
AOA Mortgage Trust Series 2015-1177, Class C (A)(E)	3.010	12-13-29	1,066,000	1,039,953
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(C)	4.188	09-15-26	415,000	414,955
Series 2015-200P, Class C (A)(E)	3.596	04-14-33	1,436,000	1,422,025
BBCMS Trust
Series 2015-MSQ, Class D (A)(E)	3.990	09-15-32	640,000	621,898
Series 2015-SRCH, Class D (A)(E)	4.957	08-10-35	1,065,000	1,094,376
Bear Stearns ALT-A Trust Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (C)	2.181	07-25-35	195,549	193,140
BWAY Mortgage Trust
Series 2015-1740, Class D (A)(E)	3.787	01-10-35	500,000	477,027
Series 2015-1740, Class XA IO (A)	0.896	01-10-35	11,465,000	390,985
BX Trust Series 2017-SLCT, Class C (1 month LIBOR + 1.400%) (A)(C)	2.988	07-15-34	1,725,000	1,730,375
BXP Trust Series 2017-GM, Class D (A)(E)	3.425	06-13-39	1,085,000	1,022,029
CD Mortgage Trust Series 2017-CD3, Class C (E)	4.563	02-10-50	1,115,000	1,131,742
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGDB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.700%) (A)(C)	3.288	05-15-30	1,500,000	$1,502,370
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(C)	3.188	07-15-32	2,000,000	2,001,251
Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (A)(C)	2.558	07-15-32	1,143,000	1,145,754
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (A)	4.387	02-10-33	1,280,010	1,276,157
CGMS Commercial Mortgage Trust Series 2017-MDRC, Class C (1 month LIBOR + 1.300%) (A)(C)	2.860	07-15-30	1,145,000	1,144,999
Chicago Skyscraper Trust Series 2017-SKY, Class C (1 month LIBOR + 1.250%) (A)(C)	2.838	02-15-30	2,515,000	2,514,978
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (A)(C)	3.838	11-15-36	1,091,000	1,095,787
Citigroup Commercial Mortgage Trust Series 2017-1500, Class C (1 month LIBOR + 1.250%) (A)(C)	2.838	07-15-32	605,000	604,999
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	2.681	06-11-32	430,000	430,670
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(C)	3.688	04-15-36	1,055,000	1,058,937
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.660	08-15-45	5,255,413	316,522
Series 2012-CR3 Class XA IO	1.883	10-15-45	7,616,725	539,955
Series 2013-CR6, Class XA IO	1.095	03-10-46	4,393,861	152,567
Series 2013-CR8, Class XA IO	0.615	06-10-46	4,739,676	88,696
Series 2014-CR15, Class XA IO	1.194	02-10-47	7,182,736	264,206
Series 2014-CR16, Class C (E)	4.901	04-10-47	1,181,000	1,223,281
Series 2015-CR27, Class B (E)	4.361	10-10-48	695,000	719,791
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (E)	4.934	12-10-44	955,000	982,362
Series 2013-300P, Class D (A)(E)	4.394	08-10-30	1,305,000	1,323,860
Series 2013-CR11, Class B (E)	5.159	08-10-50	1,485,000	1,573,252
Series 2013-CR13, Class C (E)	4.746	11-10-46	755,000	772,710
Series 2013-LC13, Class B (A)(E)	5.009	08-10-46	555,000	586,125
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (A)(C)	4.033	07-13-31	1,020,000	1,016,080
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(C)	3.829	02-13-32	695,000	698,480
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(C)	3.729	08-13-27	1,020,000	1,019,572
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-OMA, Class B2 (A)	5.538	05-15-23	1,670,000	1,727,895
DBCG Mortgage Trust Series 2017-BBG, Class C (1 month LIBOR + 1.000%) (A)(C)	2.588	06-15-34	1,370,000	1,370,855
DBJPM Mortgage Trust
Series 2016-C3, Class C (E)	3.494	09-10-49	342,000	321,399
Series 2017-C6, Class C (E)	4.174	06-10-50	660,000	649,300
Dbubs Mortgage Trust Series 2017-BRBK, Class C (A)(E)	3.530	10-10-34	100,000	97,523
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (1 month LIBOR + 0.540%) (C)	2.161	06-25-34	308,269	305,100
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (A)(E)	3.382	12-15-34	1,000,000	996,683
Galton Funding Mortgage Trust Series 2018-1, Class A43 (A)(E)	3.500	11-25-57	680,188	682,713
Great Wolf Trust Series 2017, Class B (1 month LIBOR + 1.100%) (A)(C)	2.788	09-15-34	1,750,000	1,754,908
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.220	05-10-45	9,439,036	550,668
Series 2014-NEW, Class C (A)	3.790	01-10-31	305,000	306,472
Series 2015-590M, Class C (A)(E)	3.805	10-10-35	1,265,000	1,253,201
Series 2016-RENT, Class D (A)(E)	4.067	02-10-29	990,000	991,219
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-485L, Class C (A)(E)	3.982	02-10-37	605,000	$599,546
Series 2017-500K, Class D (1 month LIBOR + 1.300%) (A)(C)	2.888	07-15-32	2,000,000	2,005,004
Series 2017-GS5, Class C (E)	4.299	03-10-50	485,000	481,739
Series 2017-GS6, Class C (E)	4.322	05-10-50	515,000	517,127
Series 2018-CHLL Class D (1 month LIBOR + 1.650%) (A)(C)	3.238	02-15-37	2,630,000	2,630,000
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	1.094	05-19-35	3,082,597	114,452
Hilton USA Trust Series 2016-HHV, Class D (A)(E)	4.194	11-05-38	675,000	650,958
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(C)	5.229	08-05-34	820,000	819,973
Impac Secured Assets Corp. Series 2004-4, Class M2 (1 month LIBOR + 0.810%) (C)	2.431	02-25-35	405,000	403,854
IMT Trust Series 2017-APTS, Class CFX (A)(E)	3.497	06-15-34	510,000	493,636
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (E)	4.660	04-15-47	1,020,000	1,036,763
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (A)	1.431	07-05-32	6,850,513	371,231
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (A)(C)	3.660	07-15-31	413,005	412,795
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (A)(C)	3.938	08-15-27	1,420,000	1,420,889
Series 2015-MAR7, Class C (A)	4.490	06-05-32	1,555,000	1,548,331
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (A)(C)	4.338	07-15-36	530,000	531,990
Series 2016-JP3, Class C (E)	3.480	08-15-49	389,000	364,594
MAD Mortgage Trust Series 2017-330M, Class D (A)(E)	4.108	08-15-34	685,000	671,660
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (E)	4.134	02-15-46	887,000	880,919
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (A)(E)	4.295	09-09-32	1,785,000	1,793,786
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (A)(C)	3.788	08-14-31	750,000	753,954
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	2.988	11-15-34	805,000	807,271
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(C)	2.988	08-15-34	1,088,549	1,091,942
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	1,120,000	1,119,921
MSDB Trust Series 2017-712F, Class C (A)(E)	3.628	07-11-39	170,000	165,958
MSSG Trust Series 2017-237P, Class D (A)	3.864	09-13-39	385,000	363,802
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (A)(E)	4.316	01-15-43	520,000	526,341
Olympic Tower Mortgage Trust Series 2017-OT, Class D (A)(E)	3.945	05-10-39	850,000	833,588
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.146	02-10-32	460,000	454,391
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates Series 2005-2, Class M2 (1 month LIBOR + 0.675%) (C)	2.296	04-25-35	505,000	504,272
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (E)	2.468	03-25-44	328,005	322,231
TMSQ Mortgage Trust
Series 2011-1500, Class D (A)(E)	3.835	10-10-36	775,000	728,279
Series 2014-1500, Class C (A)(E)	3.835	10-10-36	2,465,000	2,379,120
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	715,000	754,156
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (A)	1.341	05-10-63	4,192,361	198,253
Verus Securitization Trust Series 2018-1, Class A1 (A)(E)	2.929	02-25-48	1,609,100	1,609,259
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Mortgage Trust Series 2013-PENN, Class D (A)(E)	3.947	12-13-29	1,232,000	$1,229,854
VNDO Trust Series 2016-350P, Class D (A)(E)	3.903	01-10-35	1,115,000	1,077,041
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (A)(E)	2.710	03-18-28	1,865,000	1,837,149
Series 2014-LC18, Class A2	2.954	12-15-47	125,000	125,395
Series 2015-LC22, Class B (E)	4.542	09-15-58	792,000	822,784
Series 2017-RB1, Class C (E)	4.311	03-15-50	605,000	595,705
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(C)	3.363	12-15-34	360,000	359,999
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(C)	4.159	11-15-29	64,274	64,436
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (A)	1.960	11-15-45	4,877,044	349,645
Series 2013-C15, Class B (E)	4.481	08-15-46	585,000	602,305
Series 2013-C16, Class B (E)	5.028	09-15-46	345,000	363,615
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(E)	3.596	11-10-36	555,000	523,641
U.S. Government Agency 1.7%				13,759,466
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	3.471	10-25-27	680,000	694,580
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	3.621	12-25-28	305,000	310,849
Series K017, Class X1 IO	1.347	12-25-21	10,655,646	444,763
Series K018, Class X1 IO	1.368	01-25-22	9,976,054	421,605
Series K021, Class X1 IO	1.463	06-25-22	2,612,829	134,651
Series K022, Class X1 IO	1.249	07-25-22	14,071,680	632,740
Series K030, Class X1 IO	0.205	04-25-23	217,584,313	2,018,203
Series K038, Class X1 IO	1.174	03-25-24	22,269,861	1,284,488
Series K048, Class X1 IO	0.253	06-25-25	6,634,957	107,874
Series K707, Class X1 IO	1.513	12-25-18	1,806,904	13,887
Series K709, Class X1 IO	1.503	03-25-19	2,421,725	28,483
Series K710, Class X1 IO	1.731	05-25-19	3,575,686	54,531
Series K711, Class X1 IO	1.681	07-25-19	6,614,321	103,576
Series K718, Class X1 IO	0.642	01-25-22	24,577,927	523,657
Government National Mortgage Association
Series 2012-114, Class IO	0.804	01-16-53	1,228,791	63,993
Series 2016-142, Class IO	0.994	09-16-58	3,336,210	259,701
Series 2016-162, Class IO	0.996	09-16-58	7,816,122	602,125
Series 2016-174, Class IO	0.899	11-16-56	5,152,935	393,404
Series 2016-87, Class IO	1.007	08-16-58	5,250,701	401,149
Series 2017-109, Class IO	0.612	04-16-57	7,251,884	432,489
Series 2017-124, Class IO	0.705	01-16-59	9,122,481	624,010
Series 2017-140, Class IO	0.609	02-16-59	5,461,266	367,161
Series 2017-169, Class IO	0.744	01-16-60	11,484,361	794,094
Series 2017-20, Class IO	0.749	12-16-58	10,204,622	659,120
Series 2017-22, Class IO	1.047	12-16-57	3,706,115	334,868
Series 2017-3, Class IO	0.908	09-16-58	9,278,736	670,904
Series 2017-41, Class IO	0.792	07-16-58	7,288,774	504,224
Series 2017-46, Class IO	0.619	11-16-57	7,902,362	491,133

Series 2017-61, Class IO	0.767	05-16-59	4,878,134	387,204
Asset backed securities 16.6%				$138,160,222
(Cost $139,309,802)
Asset backed securities 16.6%				138,160,222
AccessLex Institute Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	1.868	06-22-37	540,000	519,011
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	1,270,000	$1,256,065
Series 2017-4, Class A4	1.960	07-15-22	895,000	876,388
Series 2018-1, Class A3	2.350	06-15-22	795,000	790,423
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,762,000	2,746,763
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,660,000	2,624,880
Applebee's Funding LLC Series 2014-1, Class A2 (A)	4.277	09-05-44	1,795,500	1,749,562
Arby's Funding LLC Series 2015-1A, Class A2 (A)	4.969	10-30-45	1,300,075	1,293,237
Argent Securities, Inc. Series 2004-W6, Class M1 (1 month LIBOR + 0.825%) (C)	2.446	05-25-34	81,231	81,011
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	3,515,000	3,466,004
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	620,000	605,983
Series 2018-A, Class A3	2.350	04-25-22	1,305,000	1,297,461
Cabela's Credit Card Master Note Trust
Series 2013-2A, Class A1 (A)	2.170	08-16-21	275,000	275,006
Series 2015-1A, Class A1	2.260	03-15-23	1,460,000	1,447,808
Series 2016-1, Class A1	1.780	06-15-22	2,405,000	2,381,414
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	1,151,972	1,146,464
Series 2016-2, Class A4	1.830	12-15-21	1,360,000	1,344,383
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	2,546,000	2,508,337
Series 2017-A1, Class A1	2.000	01-17-23	3,285,000	3,243,761
Series 2017-A4, Class A4	1.990	07-17-23	1,310,000	1,287,792
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	1,149,000	1,140,535
Series 2016-1, Class A4	1.880	06-15-21	485,000	478,488
Series 2016-2, Class A4	1.680	09-15-21	824,000	808,187
Series 2018-1, Class A3	2.480	11-15-22	705,000	700,583
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	1,630,000	1,605,496
Series 2016-A5, Class A5	1.270	07-15-21	4,255,000	4,184,056
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (A)	1.870	02-15-22	590,000	580,999
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	3,265,000	3,222,110
Series 2017-A3, Class A3	1.920	04-07-22	1,310,000	1,289,389
Series 2018-A1, Class A1	2.490	01-20-23	3,045,000	3,022,674
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (A)	4.474	03-20-43	1,351,518	1,358,776
CNH Equipment Trust
Series 2016-B, Class A3	1.630	08-15-21	475,000	470,833
Series 2017-C, Class A3	2.080	02-15-23	850,000	838,376
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	1,121,525	1,154,464
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.748	02-25-35	196,912	196,206
CSMC Trust Series 2006-CF2, Class M2 (1 month LIBOR + 0.520%) (A)(C)	2.141	05-25-36	1,340,000	1,330,540
DB Master Finance LLC Series 2015-1A, Class A2II (A)	3.980	02-20-45	1,309,500	1,318,221
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	3,530,000	3,466,077
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,577,075	$1,610,541
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	1,500,463	1,531,987
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	658,350	666,806
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	377,150	378,813
Ford Credit Auto Owner Trust
Series 2014-1, Class B (A)	2.410	11-15-25	700,000	696,947
Series 2014-2, Class A (A)	2.310	04-15-26	1,725,000	1,716,307
Series 2015-1, Class A (A)	2.120	07-15-26	2,785,000	2,754,714
Series 2016-B, Class A4	1.520	08-15-21	820,000	804,918
Series 2016-C, Class A4	1.400	02-15-22	1,007,000	976,425
Series 2017-A, Class A4	1.920	04-15-22	1,955,000	1,916,053
Series 2017-B, Class A4	1.870	09-15-22	348,000	340,105
Series 2017-C, Class A4	2.160	03-15-23	890,000	875,733
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	1,450,000	1,427,419
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3 (A)	1.860	12-16-21	1,295,000	1,278,439
Series 2017-3A, Class A4 (A)	2.130	03-16-23	1,375,000	1,348,430
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.144	08-25-44	3,065,000	2,996,045
Golden Credit Card Trust Series 2018-1A, Class A (A)	2.620	01-15-23	1,295,000	1,287,258
Hertz Vehicle Financing II LP Series 2016-3A, Class A (A)	2.270	07-25-20	680,000	674,736
Hilton Grand Vacations Trust Series 2017-AA, Class A (A)	2.660	12-26-28	763,080	753,843
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4	1.320	11-16-20	493,923	493,849
Series 2016-2, Class A4	1.620	08-15-22	1,580,000	1,561,164
Series 2016-3, Class A4	1.330	11-18-22	2,515,000	2,464,240
Series 2017-1, Class A3	1.720	07-21-21	1,695,000	1,676,777
Series 2017-2, Class A4	1.870	09-15-23	384,000	376,010
Series 2017-3, Class A4	1.980	11-20-23	475,000	466,065
Huntington Auto Trust
Series 2015-1, Class A4	1.640	06-15-21	395,000	393,544
Series 2016-1, Class A4	1.930	04-15-22	2,135,000	2,105,359
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (A)	2.810	04-15-21	1,135,000	1,134,990
Hyundai Auto Receivables Trust
Series 2015-A, Class A4	1.370	07-15-20	1,075,933	1,072,917
Series 2017-A, Class A3	1.760	08-16-21	1,355,000	1,340,855
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	545,000	544,961
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.000	10-27-42	424,078	415,678
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340	12-16-19	716,506	714,629
Series 2016-1, Class A4	1.460	12-15-22	1,745,000	1,705,932
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (1 month LIBOR + 0.750%) (C)	2.371	09-25-35	642,694	627,527
MMAF Equipment Finance LLC Series 2017-B, Class A3 (A)	2.210	10-17-22	1,138,000	1,120,597
MVW Owner Trust
Series 2014-1A, Class A (A)	2.250	09-22-31	66,471	65,212
Series 2015-1A, Class A (A)	2.520	12-20-32	203,911	201,261
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500	09-15-21	1,280,000	$1,270,938
Series 2016-B, Class A3	1.320	01-15-21	1,950,000	1,932,624
Series 2016-B, Class A4	1.540	10-17-22	440,000	429,997
Series 2017-A, Class A3	1.740	08-16-21	850,000	839,357
Series 2017-B, Class A3	1.750	10-15-21	1,030,000	1,015,133
Series 2017-B, Class A4	1.950	10-16-23	1,025,000	998,329
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (A)	3.193	01-25-23	365,371	363,606
Series 2018-PLS2, Class A (A)	3.265	02-25-23	740,000	739,988
PFS Financing Corp. Series 2018-B, Class A (A)	2.890	02-15-23	1,110,000	1,109,951
RAAC Series Trust Series 2006-SP4, Class M1 (1 month LIBOR + 0.340%) (C)	1.961	11-25-36	280,000	278,141
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (A)(E)	2.050	06-20-31	91,288	90,978
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (A)	1.860	11-26-40	739,695	732,427
Sonic Capital LLC Series 2016-1A, Class A2 (A)	4.472	05-20-46	350,008	356,140
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (A)	1.780	01-15-21	1,005,000	1,001,231
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (A)(C)	1.950	10-28-37	3,048,811	2,988,909
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	1,358,000	1,352,375
Taco Bell Funding LLC Series 2016-1A, Class A2I (A)	3.832	05-25-46	1,422,000	1,432,893
TAL Advantage V LLC Series 2014-1A, Class A (A)	3.510	02-22-39	318,000	315,276
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(E)	3.534	10-25-53	355,000	364,966
Series 2015-2, Class 1M2 (A)(E)	3.539	11-25-60	815,000	844,360
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,775,000	1,778,367
Series 2016-5, Class A1 (A)(E)	2.500	10-25-56	1,144,032	1,126,927
Series 2017-1, Class A1 (A)(E)	2.750	10-25-56	413,694	409,952
Series 2017-2, Class A1 (A)(E)	2.750	04-25-57	352,386	349,177
Series 2018-1, Class A1 (A)(E)	3.000	01-25-58	695,000	694,552
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	525,000	517,073
Series 2016-C, Class A4	1.320	11-15-21	567,000	555,021
Series 2017-A, Class A3	1.730	02-16-21	1,280,000	1,268,448
Series 2017-B, Class A3	1.760	07-15-21	1,870,000	1,846,568
Series 2017-C, Class A4	1.980	12-15-22	935,000	915,035
Series 2018-A, Class A3	2.350	05-16-22	1,020,000	1,014,301
USAA Auto Owner Trust Series 2015-1, Class A4	1.540	11-16-20	522,616	521,555
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (A)	4.072	02-16-43	615,000	617,883
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (A)	2.540	02-15-22	1,435,000	1,429,413
VSE VOI Mortgage LLC Series 2017-A, Class A (A)	2.330	03-20-35	780,087	760,255
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (A)(C)	1.985	04-25-40	218,179	208,049
Westgate Resorts LLC
Series 2014-1A, Class A (A)	2.150	12-20-26	331,332	329,204
Series 2014-1A, Class B (A)	3.250	12-20-26	146,677	146,300
Series 2015-1A, Class A (A)	2.750	05-20-27	119,364	118,967
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2A, Class B (A)	4.000	07-20-28	252,060	$252,070
Series 2016-1A, Class A (A)	3.500	12-20-28	261,571	261,441
Series 2017-1A, Class A (A)	3.050	12-20-30	635,830	632,361
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	1,570,000	1,560,018
Series 2017-B, Class A3	1.950	02-15-23	445,000	436,949
Series 2018-A, Class A3	2.500	04-17-23	1,335,000	1,327,868

	Shares	Value
Preferred securities 0.3%		$2,331,394
(Cost $2,382,178)
Financials 0.0%		303,450
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	303,450
Utilities 0.3%		2,027,944
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	31,185	1,520,892
DTE Energy Company, 6.500%	9,800	507,052

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$1,012,100
(Cost $1,012,112)
John Hancock Collateral Trust (F)	1.5822(G)	101,176	1,012,100

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$9,525,000
(Cost $9,525,000)
U.S. Government Agency 0.5%				4,143,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	630,000	630,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	414,000	414,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	1,065,000	1,065,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	2,034,000	2,034,000

	Par value^	Value
Repurchase agreement 0.7%		5,382,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $4,295,161 on 3-1-18, collateralized by $4,679,900 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $4,381,076, including interest)	4,295,000	4,295,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $1,087,016 on 3-1-18, collateralized by $1,065,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $1,109,269, including interest)	1,087,000	1,087,000

Total investments (Cost $841,648,624) 100.1%	$830,522,663
Other assets and liabilities, net (0.1%)	(529,017)
Total net assets 100.0%	$829,993,646

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $168,729,199 or 20.3% of the fund's net assets as of 2-28-18.
(B)	A portion of this security is on loan as of 2 28 18. The value of securities on loan amounted to $993,973.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q3	02/18
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		4/18

John Hancock

Government Income Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 67.9%				$179,181,583
(Cost $182,936,079)
U.S. Government 31.5%				83,127,511
U.S. Treasury
Bond	2.750	11-15-47	19,645,000	18,200,786
Bond	2.875	11-15-46	10,095,000	9,603,262
Bond	3.000	02-15-47	3,645,000	3,554,302
Note	1.875	02-28-22	2,000,000	1,946,875
Note	1.875	04-30-22	16,020,000	15,564,431
Note	1.875	07-31-22	3,310,000	3,207,597
Note	2.000	01-31-20	4,600,000	4,578,617
Note	2.000	12-31-21	9,700,000	9,502,969
Note	2.000	10-31-22	2,800,000	2,721,578
Note	2.125	12-31-22	7,500,000	7,323,340
Note	2.250	02-15-27	5,100,000	4,845,000
Note	2.750	02-15-28	2,100,000	2,078,754
U.S. Government Agency 36.4%				96,054,072
Federal Farm Credit Bank Bond	2.730	02-14-22	2,700,000	2,690,175
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,243,298	1,215,534
30 Yr Pass Thru	3.500	12-01-44	4,115,114	4,138,456
30 Yr Pass Thru	3.500	02-01-47	1,998,446	2,005,098
30 Yr Pass Thru	4.000	12-01-40	951,849	983,788
30 Yr Pass Thru	4.000	01-01-41	2,146,543	2,218,570
30 Yr Pass Thru	4.000	11-01-43	1,492,926	1,549,086
30 Yr Pass Thru	4.000	06-01-47	2,117,534	2,184,947
Note	2.000	11-20-20	6,000,000	5,921,814
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,996,740	2,005,410
15 Yr Pass Thru	3.500	03-01-26	2,096,292	2,135,706
15 Yr Pass Thru	3.500	07-01-26	1,193,931	1,216,379
30 Yr Pass Thru	3.000	12-01-42	5,151,034	5,049,487
30 Yr Pass Thru	3.500	07-01-43	2,435,087	2,453,464
30 Yr Pass Thru	3.500	03-01-44	1,152,183	1,163,399
30 Yr Pass Thru	3.500	01-01-45	5,683,237	5,710,145
30 Yr Pass Thru	3.500	04-01-45	5,393,252	5,411,203
30 Yr Pass Thru	4.000	09-01-40	2,802,323	2,896,573
30 Yr Pass Thru	4.000	12-01-40	4,269,546	4,412,187
30 Yr Pass Thru	4.000	09-01-41	1,975,531	2,041,356
30 Yr Pass Thru	4.000	10-01-41	2,004,160	2,070,939
30 Yr Pass Thru	4.000	01-01-42	932,138	963,197
30 Yr Pass Thru	4.000	07-01-42	2,343,589	2,419,481
30 Yr Pass Thru	4.000	11-01-42	4,655,495	4,810,617
30 Yr Pass Thru	4.000	11-01-43	3,978,481	4,109,180
30 Yr Pass Thru	4.000	12-01-43	2,283,818	2,356,347
30 Yr Pass Thru	4.500	08-01-40	1,933,688	2,046,764
30 Yr Pass Thru	4.500	06-01-41	3,388,963	3,586,079
30 Yr Pass Thru	4.500	07-01-41	2,870,598	3,037,564
30 Yr Pass Thru	4.500	11-01-41	646,365	683,960
30 Yr Pass Thru	4.500	02-01-42	3,045,431	3,220,663
30 Yr Pass Thru	5.000	04-01-35	242,025	260,690
30 Yr Pass Thru	5.000	09-01-40	818,586	884,864
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 36.4%(continued)
30 Yr Pass Thru	5.000	04-01-41	1,205,156	$1,311,583
Note	1.900	10-27-20	4,000,000	3,932,132

Note	1.950	11-09-20	3,000,000	2,957,235
Foreign government obligations 0.7%				$1,987,043
(Cost $2,000,000)
Jordan 0.7%				1,987,043
Kingdom of Jordan	2.578	06-30-22	2,000,000	1,987,043

Corporate bonds 0.2%				$475,605
(Cost $475,000)
Telecommunication services 0.2%				475,605
SBA Tower Trust (A)	3.598	04-09-43	475,000	475,605

Collateralized mortgage obligations 26.3%				$69,406,964
(Cost $70,149,838)
Commercial and residential 2.0%				5,298,718
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(B)	4.188	09-15-26	380,000	379,959
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (A)(C)	2.946	09-25-64	1,970,233	1,956,790
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.660	08-15-45	4,009,535	241,485
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-LC13, Class B (A)(C)	5.009	08-10-46	595,000	628,369
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	1.094	05-19-35	7,190,921	266,987
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.382	10-25-36	8,357,647	433,345
Series 2005-AR18, Class 2X IO	1.088	10-25-36	7,698,389	95,711
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C14, Class XA IO (A)	1.431	07-05-32	5,012,028	271,603
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (A)(C)	2.710	03-18-28	1,040,000	1,024,469
U.S. Government Agency 24.3%				64,108,246
Federal Home Loan Mortgage Corp.
Series 237, Class F29 (1 month LIBOR + 0.250%) (B)	1.838	05-15-36	1,456,059	1,455,175
Series 246, Class F29 (1 month LIBOR + 0.250%) (B)	1.838	05-15-37	2,285,498	2,284,457
Series 279, Class F6 (1 month LIBOR + 0.450%) (B)	2.038	09-15-42	1,994,647	2,004,645
Series 3903, Class LF (1 month LIBOR + 0.550%) (B)	2.138	08-15-41	1,593,776	1,604,772
Series 4005, Class PF (1 month LIBOR + 0.500%) (B)	2.088	10-15-41	582,055	585,340
Series 4083, Class PB	3.500	09-15-41	6,625,211	6,700,741
Series 4125, Class FH (1 month LIBOR + 0.350%) (B)	1.938	11-15-42	933,906	936,141
Series 4191, Class FA (1 month LIBOR + 0.300%) (B)	1.888	03-15-43	1,502,243	1,500,009
Series 4215, Class NF (1 month LIBOR + 0.350%) (B)	1.938	06-15-43	2,810,371	2,813,625
Series 4236, Class DF (1 month LIBOR + 0.450%) (B)	2.038	08-15-43	681,164	689,496
Series 4459, Class CA	5.000	12-15-34	271,134	283,738
Series 4482, Class MA	2.000	04-15-31	1,182,442	1,167,764
Series K012, Class A2 (C)	4.184	12-25-20	2,603,000	2,700,685
Series K017, Class X1 IO	1.347	12-25-21	3,857,849	161,025
Series K018, Class X1 IO	1.368	01-25-22	3,586,693	151,580
Series K022, Class X1 IO	1.249	07-25-22	9,292,878	417,859
Series K026, Class X1 IO	1.013	11-25-22	4,432,330	170,972
Series K030, Class X1 IO	0.205	04-25-23	49,460,981	458,775
Series K038, Class X1 IO	1.174	03-25-24	7,061,292	407,283
Series K048, Class X1 IO	0.253	06-25-25	5,180,314	84,224
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K049, Class A2	3.010	07-25-25	3,000,000	$2,974,971
Series K050, Class X1 IO	0.331	08-25-25	73,585,806	1,627,644
Series K053, Class X1 IO	0.891	12-25-25	28,099,235	1,645,497
Series K054, Class X1 IO	1.179	01-25-26	21,936,965	1,676,118
Series K706, Class X1 IO	1.546	10-25-18	8,829,081	59,807
Series K707, Class X1 IO	1.513	12-25-18	3,095,585	23,791
Series K709, Class X1 IO	1.503	03-25-19	4,350,896	51,172
Series K710, Class X1 IO	1.731	05-25-19	3,482,059	53,103
Series K711, Class X1 IO	1.681	07-25-19	10,457,279	163,755
Series K715, Class X1 IO	1.128	01-25-21	37,496,764	1,015,967
Series K718, Class X1 IO	0.642	01-25-22	22,163,065	472,206
Series K720, Class X1 IO	0.539	08-25-22	66,615,859	1,323,824
Series K722, Class X1 IO	1.311	03-25-23	25,562,083	1,372,497
Series K725, Class A1	2.666	05-25-23	1,469,725	1,459,744
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	309,631	322,014
Series 2010-123, Class FL (1 month LIBOR + 0.430%) (B)	2.051	11-25-40	432,494	434,261
Series 2011-32, Class CK	3.500	09-25-28	285,664	287,056
Series 2012-120, Class AF (1 month LIBOR + 0.250%) (B)	1.871	02-25-32	1,223,975	1,216,676
Series 2013-130, Class AG	4.000	10-25-43	3,907,243	3,981,429
Series 2013-35, Class QB	1.750	02-25-43	1,198,829	1,167,386
Series 2013-40, Class DG	2.000	06-25-37	1,291,863	1,266,166
Series 2014-28, Class BD	3.500	08-25-43	2,948,172	2,976,916
Series 2014-44, Class DA	3.000	07-25-36	1,353,877	1,327,885
Series 2015-M13, Class A2 (C)	2.712	06-25-25	1,500,000	1,462,814
Series 2016-40, Class MF (1 month LIBOR + 0.500%) (B)	2.121	07-25-46	1,006,941	1,018,462
Government National Mortgage Association
Series 2007-26, Class FB (1 month LIBOR + 0.250%) (B)	1.844	05-20-37	3,503,005	3,494,845
Series 2012-114, Class IO	0.804	01-16-53	2,047,985	106,655
Series 2015-7, Class IO	0.830	01-16-57	17,299,805	953,008
Series 2016-87, Class IO	1.007	08-16-58	2,300,540	175,759
Series 2017-109, Class IO	0.612	04-16-57	2,746,100	163,772
Series 2017-124, Class IO	0.705	01-16-59	3,383,665	231,455
Series 2017-140, Class IO	0.609	02-16-59	1,987,722	133,635
Series 2017-20, Class IO	0.749	12-16-58	4,273,124	276,002
Series 2017-3, Class IO	0.908	09-16-58	4,012,426	290,121
Series 2017-41, Class IO	0.792	07-16-58	2,919,468	201,964
Series 2017-46, Class IO	0.619	11-16-57	3,167,842	196,882
Series 2017-54, Class IO	0.653	12-16-58	19,668,423	1,265,679
Series 2017-61, Class IO	0.767	05-16-59	1,948,279	154,645

Series 2017-74, Class IO	0.780	09-16-58	3,558,148	225,301

Series 2017-89, Class IO	0.765	07-16-59	3,595,946	279,056
Asset backed securities 3.8%				$9,915,218
(Cost $9,925,012)
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(B)	1.861	07-25-36	398,724	397,381

Higher Education Funding I Series 2005-1, Class A5 (3 month LIBOR + 0.160% (B)	2.104	02-25-32	1,387,766	1,383,930
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (B)	1.875	10-25-36	1,289,096	1,272,337
SBA Small Business Investment Companies Series 2017-10A, Class 1	2.845	03-10-27	2,942,794	2,938,193
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	3.075	02-25-35	243,933	240,051
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

TAL Advantage V LLC Series 2014-1A, Class A (A)	3.510	02-22-39	234,000	$231,995
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(C)	2.750	10-25-56	178,895	177,277
Series 2017-2, Class A1 (A)(C)	2.750	04-25-57	142,632	141,334
Series 2017-3, Class A1 (A)(C)	2.750	07-25-57	1,783,691	1,764,111
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(B)	2.221	02-25-57	1,363,694	1,368,609

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$1,794,000
(Cost $1,794,000)
U.S. Government Agency 0.2%				617,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	113,000	113,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	226,000	226,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	278,000	278,000

	Par value^	Value
Repurchase agreement 0.5%		1,177,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $768,029 on 3-1-18, collateralized by $735,100 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $705,013, including interest) and $76,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $78,458, including interest)	768,000	768,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $409,006 on 3-1-18, collateralized by $405,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $421,835, including interest)	409,000	409,000
Total investments (Cost $267,279,929) 99.6%		$262,760,413
Other assets and liabilities, net 0.4%		941,106
Total net assets 100.0%		$263,701,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q3	02/18
This report is for the information of the shareholders of John Hancock Government Income Fund.		4/18

John Hancock

High Yield Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 87.2%				$777,906,681
(Cost $766,573,753)
Consumer discretionary 16.8%				149,815,511
Auto components 0.7%
Adient Global Holdings, Ltd. (A)	4.875	08-15-26	3,710,000	3,617,250
ZF North America Capital, Inc. (A)	4.750	04-29-25	2,896,000	2,979,260
Automobiles 0.3%
Mclaren Finance PLC (A)	5.750	08-01-22	2,960,000	3,006,058
Hotels, restaurants and leisure 2.7%
Eldorado Resorts, Inc.	7.000	08-01-23	6,330,000	6,693,975
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	1,659,000	1,787,573
International Game Technology PLC (A)	6.500	02-15-25	6,660,000	7,142,850
MGM Resorts International	6.000	03-15-23	4,550,000	4,840,063
Scientific Games International, Inc. (A)	5.000	10-15-25	2,750,000	2,719,063
Scientific Games International, Inc. (A)	7.000	01-01-22	973,000	1,024,083
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Household durables 0.5%
Beazer Homes USA, Inc.	5.875	10-15-27	1,925,000	1,828,750
Tempur Sealy International, Inc.	5.500	06-15-26	2,815,000	2,765,738
Internet and direct marketing retail 0.4%
Netflix, Inc. (A)	4.875	04-15-28	3,350,000	3,291,375
Leisure products 0.2%
Mattel, Inc. (A)	6.750	12-31-25	1,635,000	1,663,613
Media 11.1%
Altice Financing SA (A)	7.500	05-15-26	7,500,000	7,556,250
AMC Entertainment Holdings, Inc.	5.875	11-15-26	5,460,000	5,282,550
AMC Entertainment Holdings, Inc.	6.125	05-15-27	3,200,000	3,104,000
Cablevision Systems Corp.	5.875	09-15-22	1,090,000	1,090,000
Cablevision Systems Corp.	8.000	04-15-20	4,500,000	4,782,150
CCO Holdings LLC (A)	5.000	02-01-28	3,300,000	3,116,454
CCO Holdings LLC	5.125	02-15-23	7,100,000	7,215,375
CCO Holdings LLC (A)	5.125	05-01-27	5,215,000	5,012,919
Cengage Learning, Inc. (A)	9.500	06-15-24	4,530,000	3,850,500
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,980,000	5,116,950
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	2,050,000	2,234,500
Lions Gate Entertainment Corp. (A)	5.875	11-01-24	3,775,000	3,943,365
MDC Partners, Inc. (A)	6.500	05-01-24	6,555,000	6,538,613
Meredith Corp. (A)	6.875	02-01-26	4,830,000	4,980,938
MHGE Parent LLC (8.500% Cash or 9.250% PIK) (A)	8.500	08-01-19	1,931,000	1,921,345
National CineMedia LLC	6.000	04-15-22	4,420,000	4,458,675
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	5,335,313
Sirius XM Radio, Inc. (A)	6.000	07-15-24	3,790,000	3,970,025
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	4,750,000	4,881,575
Virgin Media Finance PLC (A)	6.375	04-15-23	4,500,000	4,612,500
WMG Acquisition Corp. (A)	5.000	08-01-23	1,550,000	1,571,313
WMG Acquisition Corp. (A)	5.500	04-15-26	2,735,000	2,735,000
WMG Acquisition Corp. (A)	6.750	04-15-22	5,350,000	5,553,969
Specialty retail 0.9%
goeasy, Ltd. (A)	7.875	11-01-22	2,815,000	2,994,456
Group 1 Automotive, Inc. (A)	5.250	12-15-23	4,485,000	4,597,125
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 3.3%				$29,027,214
Food and staples retailing 0.8%
Rite Aid Corp. (A)	6.125	04-01-23	4,500,000	4,533,750
Simmons Foods, Inc. (A)	5.750	11-01-24	2,850,000	2,700,375
Food products 0.7%
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,671,594
Post Holdings, Inc. (A)	5.625	01-15-28	1,900,000	1,850,125
TreeHouse Foods, Inc. (A)	6.000	02-15-24	1,920,000	1,956,000
Household products 0.9%
Central Garden & Pet Company	5.125	02-01-28	1,730,000	1,684,588
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23	2,510,000	2,434,700
Spectrum Brands, Inc.	6.625	11-15-22	3,500,000	3,618,125
Personal products 0.5%
Revlon Consumer Products Corp.	6.250	08-01-24	6,425,000	4,417,188
Tobacco 0.4%
Vector Group, Ltd. (A)	6.125	02-01-25	3,095,000	3,160,769
Energy 14.3%				127,249,389
Energy equipment and services 1.3%
CSI Compressco LP	7.250	08-15-22	6,005,000	5,839,863
Diamond Offshore Drilling, Inc.	7.875	08-15-25	1,560,000	1,583,400
Nabors Industries, Inc. (A)	5.750	02-01-25	4,590,000	4,380,581
Oil, gas and consumable fuels 13.0%
Andeavor Logistics LP	5.250	01-15-25	3,885,000	3,987,176
Antero Resources Corp.	5.125	12-01-22	3,565,000	3,596,194
Blue Racer Midstream LLC (A)	6.125	11-15-22	4,430,000	4,540,750
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	2,095,000	2,118,569
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	4,460,000	4,716,450
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	3,745,000	4,190,655
Chesapeake Energy Corp. (A)	8.000	06-15-27	3,665,000	3,513,819
Denbury Resources, Inc.	4.625	07-15-23	3,875,000	2,867,500
Energy Transfer Equity LP	5.500	06-01-27	4,590,000	4,750,650
Gulfport Energy Corp.	6.375	05-15-25	3,255,000	3,210,244
Gulfport Energy Corp. (A)	6.375	01-15-26	2,810,000	2,769,677
Laredo Petroleum, Inc.	6.250	03-15-23	4,600,000	4,646,000
Murphy Oil Corp.	6.875	08-15-24	3,330,000	3,501,095
Newfield Exploration Company	5.375	01-01-26	3,050,000	3,149,125
Newfield Exploration Company	5.750	01-30-22	4,660,000	4,916,300
Oasis Petroleum, Inc.	6.875	03-15-22	3,325,000	3,406,047
Parsley Energy LLC (A)	5.375	01-15-25	1,690,000	1,673,100
Parsley Energy LLC (A)	5.625	10-15-27	3,795,000	3,764,166
PBF Holding Company LLC	7.250	06-15-25	3,605,000	3,731,175
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (D)	6.125	11-15-22	5,275,000	5,182,688
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,880,000	3,144,874
Sable Permian Resources Land LLC (A)	7.125	11-01-20	2,240,000	1,747,200
Sanchez Energy Corp.	6.125	01-15-23	3,270,000	2,452,500
SM Energy Company	5.625	06-01-25	4,195,000	3,985,250
SM Energy Company	6.750	09-15-26	2,555,000	2,567,775
Tallgrass Energy Partners LP (A)	5.500	09-15-24	3,415,000	3,517,382
Tapstone Energy LLC (A)	9.750	06-01-22	2,740,000	2,287,900
The Williams Companies, Inc.	4.550	06-24-24	2,435,000	2,453,263
Ultra Resources, Inc. (A)	7.125	04-15-25	4,525,000	4,049,875
Weatherford International LLC (A)	9.875	03-01-25	2,010,000	1,979,850
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875	03-15-24	6,065,000	$6,342,171
WPX Energy, Inc.	5.250	09-15-24	4,165,000	4,165,000
WPX Energy, Inc.	6.000	01-15-22	2,430,000	2,521,125
Financials 11.9%				106,516,062
Banks 4.9%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (D)	5.800	11-15-19	5,000,000	5,176,000
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (D)	5.875	03-27-20	3,855,000	3,994,744
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (D)	6.125	11-15-20	3,000,000	3,170,640
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	3,225,000	3,773,250
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,600,000	4,715,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	4,455,000	4,671,068
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (D)	5.300	05-01-20	3,000,000	3,090,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	4,295,000	4,708,394
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	3,715,000	4,002,913
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	5,805,000	6,171,470
Capital markets 1.3%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (D)	5.550	07-15-20	5,990,000	6,207,437
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (D)	5.375	05-10-20	5,650,000	5,776,391
Consumer finance 1.1%
Credit Acceptance Corp.	6.125	02-15-21	3,271,000	3,287,355
Enova International, Inc. (A)	8.500	09-01-24	2,850,000	2,999,625
Enova International, Inc.	9.750	06-01-21	2,021,000	2,129,629
Springleaf Finance Corp.	6.125	05-15-22	1,660,000	1,701,500
Diversified financial services 1.3%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	3,355,000	3,187,250
Exela Intermediate LLC (A)	10.000	07-15-23	4,365,000	4,348,631
Lincoln Finance, Ltd. (A)	7.375	04-15-21	1,955,000	2,033,200
Trident Merger Sub, Inc. (A)	6.625	11-01-25	1,980,000	1,960,200
Insurance 0.3%
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	2,190,000	2,261,175
Mortgage real estate investment trusts 0.5%
Starwood Property Trust, Inc.	5.000	12-15-21	4,315,000	4,412,088
Thrifts and mortgage finance 2.5%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	5,860,000	5,962,550
MGIC Investment Corp.	5.750	08-15-23	4,940,000	5,225,532
Nationstar Mortgage LLC	6.500	08-01-18	1,385,000	1,393,656
Nationstar Mortgage LLC	6.500	06-01-22	5,100,000	5,265,750
Radian Group, Inc.	4.500	10-01-24	1,655,000	1,651,359
Radian Group, Inc.	7.000	03-15-21	806,000	880,555
Stearns Holdings LLC (A)	9.375	08-15-20	2,290,000	2,358,700
Health care 8.2%				73,510,028
Health care providers and services 6.5%
Centene Corp.	6.125	02-15-24	3,190,000	3,349,500
Community Health Systems, Inc.	5.125	08-01-21	3,575,000	3,297,938
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc.	6.875	02-01-22	1,515,000	$984,750
Community Health Systems, Inc.	8.000	11-15-19	3,745,000	3,501,575
DaVita, Inc.	5.125	07-15-24	4,575,000	4,543,547
Encompass Health Corp.	5.750	11-01-24	4,035,000	4,090,481
HCA, Inc.	5.250	06-15-26	2,735,000	2,803,375
HCA, Inc.	5.375	02-01-25	9,640,000	9,799,712
HCA, Inc.	7.500	02-15-22	1,100,000	1,216,875
LifePoint Health, Inc.	5.875	12-01-23	5,170,000	5,182,925
MEDNAX, Inc. (A)	5.250	12-01-23	4,580,000	4,688,775
Select Medical Corp.	6.375	06-01-21	5,365,000	5,469,457
Team Health Holdings, Inc. (A)	6.375	02-01-25	4,985,000	4,561,275
Tenet Healthcare Corp.	6.750	06-15-23	4,360,000	4,360,000
Pharmaceuticals 1.7%
Mallinckrodt International Finance SA (A)	5.500	04-15-25	3,295,000	2,636,000
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23	1,955,000	1,711,197
Valeant Pharmaceuticals International, Inc. (A)	5.500	03-01-23	1,625,000	1,440,156
Valeant Pharmaceuticals International, Inc. (A)	5.500	11-01-25	3,790,000	3,749,731
Valeant Pharmaceuticals International, Inc. (A)	5.875	05-15-23	3,875,000	3,443,906
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25	3,055,000	2,678,853
Industrials 3.3%				29,540,249
Airlines 0.4%
Air Canada 2013-1 Class C Pass Through Trust (A)	6.625	05-15-18	3,450,000	3,475,875
Commercial services and supplies 0.7%
LSC Communications, Inc. (A)	8.750	10-15-23	4,515,000	4,627,875
Tervita Escrow Corp. (A)	7.625	12-01-21	1,595,000	1,602,975
Construction and engineering 0.9%
AECOM	5.125	03-15-27	3,275,000	3,171,674
AECOM	5.750	10-15-22	5,000,000	5,219,000
Trading companies and distributors 1.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (A)	6.500	06-15-45	2,175,000	2,359,875
Ahern Rentals, Inc. (A)	7.375	05-15-23	2,340,000	2,269,800
Aircastle, Ltd.	5.125	03-15-21	2,170,000	2,229,675
United Rentals North America, Inc.	5.500	07-15-25	4,450,000	4,583,500
Information technology 4.5%				39,682,618
Communications equipment 0.3%
CommScope Technologies LLC (A)	5.000	03-15-27	2,905,000	2,832,375
Electronic equipment, instruments and components 0.3%
TTM Technologies, Inc. (A)	5.625	10-01-25	2,500,000	2,487,500
Internet software and services 0.7%
Match Group, Inc. (A)	5.000	12-15-27	1,800,000	1,813,950
Match Group, Inc.	6.375	06-01-24	3,877,000	4,192,006
Semiconductors and semiconductor equipment 1.4%
Advanced Micro Devices, Inc.	7.000	07-01-24	4,265,000	4,462,256
Entegris, Inc. (A)	4.625	02-10-26	1,800,000	1,768,500
NXP BV (A)	4.625	06-01-23	5,455,000	5,620,287
Qorvo, Inc.	7.000	12-01-25	523,000	568,763
Software 1.0%
First Data Corp. (A)	5.750	01-15-24	2,725,000	2,772,688
j2 Cloud Services LLC (A)	6.000	07-15-25	3,351,000	3,468,285
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
RP Crown Parent LLC (A)	7.375	10-15-24	2,544,000	$2,652,120
Technology hardware, storage and peripherals 0.8%
NCR Corp.	5.875	12-15-21	2,665,000	2,711,638
Western Digital Corp.	4.750	02-15-26	4,300,000	4,332,250
Materials 10.2%				90,867,857
Chemicals 2.5%
Ashland LLC	6.875	05-15-43	2,710,000	2,926,800
NOVA Chemicals Corp. (A)	5.250	08-01-23	7,000,000	7,122,500
Platform Specialty Products Corp. (A)	6.500	02-01-22	2,710,000	2,781,138
The Chemours Company	6.625	05-15-23	4,427,000	4,653,884
Tronox Finance LLC (A)	7.500	03-15-22	2,265,000	2,349,938
Tronox Finance PLC (A)	5.750	10-01-25	2,200,000	2,183,500
Construction materials 0.9%
Standard Industries, Inc. (A)	5.375	11-15-24	5,765,000	5,894,713
Standard Industries, Inc. (A)	6.000	10-15-25	1,960,000	2,070,250
Containers and packaging 1.6%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	3,725,000	3,874,000
Cascades, Inc. (A)	5.500	07-15-22	3,751,000	3,807,265
Reynolds Group Issuer, Inc.	5.750	10-15-20	2,926,705	2,966,948
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	3,200,000	3,370,000
Metals and mining 4.5%
ArcelorMittal	6.500	02-25-22	2,170,000	2,359,875
Coeur Mining, Inc.	5.875	06-01-24	3,470,000	3,443,975
First Quantum Minerals, Ltd. (A)	6.500	03-01-24	2,395,000	2,380,031
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	5,075,000	5,227,250
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	2,450,000	2,523,500
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22	1,515,000	1,513,864
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24	1,800,000	1,794,942
FMG Resources August 2006 Pty, Ltd. (A)	9.750	03-01-22	1,805,000	1,993,875
Freeport-McMoRan, Inc.	6.875	02-15-23	3,220,000	3,469,550
Signode Industrial Group Lux SA (A)	6.375	05-01-22	4,410,000	4,564,350
Teck Resources, Ltd.	6.250	07-15-41	6,675,000	7,392,563
Teck Resources, Ltd. (A)	8.500	06-01-24	3,300,000	3,671,250
Paper and forest products 0.7%
Norbord, Inc. (A)	6.250	04-15-23	6,110,000	6,531,896
Real estate 2.2%				19,920,951
Equity real estate investment trusts 1.7%
Iron Mountain, Inc. (A)	5.250	03-15-28	2,875,000	2,739,300
Iron Mountain, Inc.	6.000	08-15-23	1,850,000	1,921,688
SBA Communications Corp.	4.875	07-15-22	4,785,000	4,844,813
Uniti Group LP (A)	7.125	12-15-24	2,040,000	1,828,350
Uniti Group LP	8.250	10-15-23	4,710,000	4,392,075
Real estate management and development 0.5%
Rialto Holdings LLC (A)	7.000	12-01-18	1,251,000	1,251,250
Williams Scotsman International, Inc. (A)	7.875	12-15-22	2,810,000	2,943,475
Telecommunication services 9.6%				85,945,661
Diversified telecommunication services 6.2%
CB Escrow Corp. (A)	8.000	10-15-25	4,060,000	3,968,650
Consolidated Communications, Inc.	6.500	10-01-22	2,850,000	2,493,750
CSC Holdings LLC (A)	5.375	02-01-28	3,925,000	3,836,688
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CSC Holdings LLC (A)	5.500	04-15-27		3,030,000	$2,984,550
Frontier Communications Corp.	6.250	09-15-21		4,150,000	3,545,179
Frontier Communications Corp.	7.125	01-15-23		2,855,000	1,912,850
GCI, Inc.	6.875	04-15-25		4,130,000	4,367,475
Intelsat Jackson Holdings SA	7.500	04-01-21		2,000,000	1,816,250
Intelsat Jackson Holdings SA (A)	8.000	02-15-24		2,361,000	2,479,050
Level 3 Financing, Inc.	5.250	03-15-26		1,915,000	1,843,168
Radiate Holdco LLC (A)	6.625	02-15-25		3,885,000	3,719,888
SFR Group SA (A)	6.250	05-15-24		3,625,000	3,375,781
SFR Group SA (A)	7.375	05-01-26		4,600,000	4,440,380
UPC Holding BV (A)	5.500	01-15-28		6,635,000	6,236,900
West Corp. (A)	8.500	10-15-25		2,840,000	2,754,800
Windstream Services LLC (A)	6.375	08-01-23		2,700,000	1,512,000
Windstream Services LLC (A)	8.625	10-31-25		4,395,000	4,109,325
Wireless telecommunication services 3.4%
Digicel, Ltd. (A)	6.750	03-01-23		2,305,000	2,152,294
Sprint Capital Corp.	6.875	11-15-28		2,370,000	2,263,350
Sprint Communications, Inc.	6.000	11-15-22		4,980,000	4,907,790
Sprint Communications, Inc.	7.000	08-15-20		765,000	800,381
Sprint Communications, Inc.	11.500	11-15-21		1,600,000	1,888,000
Sprint Corp.	7.125	06-15-24		4,175,000	4,109,766
Sprint Corp.	7.875	09-15-23		2,250,000	2,328,750
T-Mobile USA, Inc.	6.500	01-15-26		4,725,000	5,067,563
T-Mobile USA, Inc.	6.625	04-01-23		3,205,000	3,318,457
Wind Tre SpA (A)	5.000	01-20-26		4,315,000	3,712,626
Utilities 2.9%					25,831,141
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	2,878,250
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,181,125
AmeriGas Partners LP	5.750	05-20-27		2,650,000	2,623,500
Independent power and renewable electricity producers 1.8%
NRG Energy, Inc.	6.250	07-15-22		3,020,000	3,118,150
NRG Energy, Inc.	6.625	01-15-27		3,100,000	3,200,750
NRG Energy, Inc.	7.250	05-15-26		2,155,000	2,300,247

NRG Yield Operating LLC	5.375	08-15-24		7,450,000	7,529,119
Convertible bonds 0.6%					$5,851,983
(Cost $6,127,199)
Consumer discretionary 0.5%					4,397,772
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		1,875,000	1,805,775
Media 0.3%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,591,997
Information technology 0.1%					1,454,211
Semiconductors and semiconductor equipment 0.1%

Advanced Micro Devices, Inc.	2.125	09-01-26		850,000	1,454,211
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.6%				$4,941,635
(Cost $4,916,932)
Financials 0.6%				4,941,635
Banks 0.3%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(E)	5.570	04-02-18	2,900,000	2,900,000
Diversified financial services 0.3%

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(E)	4.620	12-21-65	2,078,000	2,041,635
Term loans (F) 3.5%				$31,196,311
(Cost $31,925,410)
Consumer discretionary 0.3%				2,524,969
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (B)(C)	3.250	06-06-18	757,938	0
Fontainebleau Las Vegas Holdings LLC (B)(C)	4.316	06-06-18	1,618,638	0
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	4.830	10-25-20	2,984,456	2,524,969
Energy 0.5%				4,325,798
Oil, gas and consumable fuels 0.5%
FTS International, Inc. (G)	TBD	04-16-21	2,290,000	2,290,000
Ultra Resources, Inc. (1 month LIBOR + 3.000%)	4.588	04-12-24	2,045,000	2,035,798
Industrials 1.4%				12,505,269
Aerospace and defense 1.1%
Jazz Acquisition, Inc. (3 month LIBOR + 3.500%)	5.193	06-19-21	1,560,832	1,517,129
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	5.272	12-28-19	6,971,500	6,958,464
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	9.522	04-30-21	1,400,000	1,384,838
Building products 0.3%
Builders FirstSource, Inc. (3 month LIBOR + 3.000%)	4.693	02-29-24	2,634,957	2,644,838
Information technology 0.9%				7,913,560
Internet software and services 0.4%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.900	10-19-23	3,348,360	3,362,591
IT services 0.3%
NeuStar, Inc. (3 month LIBOR + 8.000%)	9.672	08-08-25	2,675,000	2,691,719
Software 0.2%
Avaya, Inc. (1 month LIBOR + 4.750%)	6.338	12-15-24	1,850,000	1,859,250
Materials 0.2%				2,255,035
Construction materials 0.2%
Doncasters US Finance LLC (3 month LIBOR + 8.250%)	9.943	10-09-20	2,361,293	2,255,035
Telecommunication services 0.2%				1,671,680
Diversified telecommunication services 0.2%

Windstream Services LLC (1 month LIBOR + 4.000%)	5.590	03-29-21	1,773,666	1,671,680
Collateralized mortgage obligations 0.7%				$6,073,756
(Cost $2,469,121)
Commercial and residential 0.7%				6,073,756
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class F (1 month LIBOR + 3.500%) (A)(E)	5.088	09-15-26	1,000,000	998,476
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(H)	3.786	04-10-28	1,500,000	1,478,927
HarborView Mortgage Loan Trust
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-3, Class ES IO (A)	0.350	05-19-47	86,955,762	$1,329,554
Series 2007-4, Class ES IO	0.350	07-19-47	91,433,093	1,306,396

Series 2007-6, Class ES IO (A)	0.353	08-19-37	75,426,284	960,403
Asset backed securities 0.3%				$2,943,407
(Cost $2,877,963)
Asset backed securities 0.3%				2,943,407
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	595,500	612,990
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	2,282,463	2,330,417

	Shares	Value
Common stocks 0.9%		$8,170,983
(Cost $13,622,293)
Consumer discretionary 0.0%		1
Media 0.0%
Vertis Holdings, Inc. (C)(I)	560,094	1
Energy 0.2%		1,732,153
Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(I)	2,560	0
Oil, gas and consumable fuels 0.2%
Halcon Resources Corp. (I)	173,731	1,051,073
SandRidge Energy, Inc. (I)	48,441	681,080
Information technology 0.7%		6,438,829
Software 0.7%

Avaya Holdings Corp. (I)	306,757	6,438,829
Preferred securities 2.9%		$25,997,005
(Cost $28,334,961)
Financials 0.5%		4,404,060
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (E)	170,700	4,404,060
Health care 0.4%		3,716,257
Pharmaceuticals 0.4%
Allergan PLC, 5.500%	5,246	2,851,201
Teva Pharmaceutical Industries, Ltd., 7.000%	2,430	865,056
Industrials 0.7%		6,600,192
Machinery 0.7%
Glasstech, Inc., Series A (C)(I)	144	107,710
Glasstech, Inc., Series B, 12.750% (C)(I)	4,475	2,999,145
Stanley Black & Decker, Inc., 5.375%	29,775	3,493,337
Utilities 1.3%		11,276,496
Electric utilities 0.4%
NextEra Energy, Inc., 6.123%	57,700	3,190,810
Multi-utilities 0.9%

Dominion Energy, Inc., 6.750%	106,000	5,169,620

DTE Energy Company, 6.500%	56,360	2,916,066
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Shares	Value

Warrants 0.0%		$238,386
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (I)(J)	64,618	226,163

Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (I)(J)	17,215	12,223

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$180
(Cost $290,749)
Seventy Seven Energy, Inc. (C)(I)	6.500	07-15-22	3,130,000	180

	Contracts/Notional amount	Value
Purchased options 0.0%		$86
(Cost $186,929)
Puts 0.0%		86
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)(K)	7,500,000	9
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike Price: $1.20; Counterparty: RBC Dominion Securities, Inc.) (I)(K)	7,000,000	77

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$19,383,000
(Cost $19,383,000)
U.S. Government Agency 1.0%				8,421,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	1,280,000	1,280,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	842,000	842,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	2,166,000	2,166,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	4,133,000	4,133,000

	Par value^	Value
Repurchase agreement 1.2%		10,962,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $8,732,327 on 3-1-18, collateralized by $9,514,600 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $8,907,067, including interest)	8,732,000	8,732,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $2,230,033 on 3-1-18, collateralized by $2,185,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $2,275,824, including interest)	2,230,000	2,230,000

Total investments (Cost $876,708,310) 98.9%	$882,703,413
Other assets and liabilities, net 1.1%	9,504,819
Total net assets 100.0%	$892,208,232

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $376,028,788 or 42.1% of the fund's net assets as of 2-28-18.
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Strike price and/or expiration date not available.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-18:
United States	84.1%
Canada	5.9%
Luxembourg	2.3%
United Kingdom	2.1%
Netherlands	2.0%
France	1.8%
Other countries	1.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	95	Short	Jun 2018	$(11,416,129)	$(11,404,453)	$11,676
						$11,676
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	923,454	USD	725,586	Goldman Sachs Bank USA	3/21/2018	—	$(5,668)
CAD	1,909,000	USD	1,509,165	Royal Bank of Canada	3/21/2018	—	(20,923)
CAD	923,454	USD	724,618	State Street Bank and Trust Company	3/21/2018	—	(4,700)
CAD	860,945	USD	673,139	Toronto Dominion Bank	3/21/2018	—	(1,953)
CAD	150,000	USD	117,582	State Street Bank and Trust Company	6/20/2018	—	(451)
USD	825,000	CAD	1,027,851	Royal Bank of Canada	3/21/2018	$23,694	—
USD	2,881,761	CAD	3,589,000	State Street Bank and Trust Company	3/21/2018	83,802	—
USD	726,783	CAD	923,454	Goldman Sachs Bank USA	6/20/2018	5,687	—
USD	603,728	CAD	769,545	Royal Bank of Canada	6/20/2018	2,815	—
USD	725,830	CAD	923,454	State Street Bank and Trust Company	6/20/2018	4,734	—
USD	674,291	CAD	860,945	Toronto Dominion Bank	6/20/2018	2,007	—
						$122,739	$(33,695)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Morgan Stanley Capital Services	Ford Motor Company	5,000,000	USD	$ 5,000,000	5.000%	Quarterly	Dec 2022	$ (852,641)	$ 149,025	$ (703,616)
Morgan Stanley Capital Services	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2022	(114,897)	20,429	(94,468)
Morgan Stanley Capital Services	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2022	(133,342)	16,914	(116,428)
Morgan Stanley Capital Services	The Walt Disney Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2022	(149,578)	15,241	(134,337)
Morgan Stanley Capital Services	Best Buy Company, Inc.	5,000,000	USD	5,000,000	5.000%	Quarterly	Dec 2022	(934,674)	(55,765)	(990,439)
Morgan Stanley Capital Services	AT&T, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2022	(60,252)	(21,552)	(81,804)
Morgan Stanley Capital Services	D.R. Horton, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2022	(107,595)	(16,616)	(124,211)
				$35,000,000				$(2,352,979)	$107,676	$(2,245,303)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$777,906,681	—	$777,906,681	—
Convertible bonds	5,851,983	—	5,851,983	—
Capital preferred securities	4,941,635	—	4,941,635	—
Term loans	31,196,311	—	31,196,311	—
Collateralized mortgage obligations	6,073,756	—	6,073,756	—
Asset backed securities	2,943,407	—	2,943,407	—
Common stocks	8,170,983	$8,170,982	—	$1
Preferred securities	25,997,005	19,396,813	3,493,337	3,106,855
Warrants	238,386	12,223	226,163	—
Escrow certificates	180	—	—	180
Purchased options	86	—	86	—
Short-term investments	19,383,000	—	19,383,000	—
Total investments in securities	$882,703,413	$27,580,018	$852,016,359	$3,107,036
Derivatives:
Assets
Futures	$11,676	$11,676	—	—
Forward foreign currency contracts	122,739	—	$122,739	—
Liabilities
Forward foreign currency contracts	(33,695)	—	(33,695)	—
Swap contracts	(2,245,303)	—	(2,245,303)	—

       13

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2018, the fund used futures contracts to manage against duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2018, the fund used purchased options to manage against anticipated currency exchange rates.

       14

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended February 28, 2018, the fund used CDS as a Buyer of protection to manage against currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q3	02/18
This report is for the information of the shareholders of John Hancock High Yield Fund.		4/18

John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.7%				$12,981,660
(Cost $13,383,628)
U.S. Government 19.3%				10,162,323
U.S. Treasury
Note	1.375	05-31-20	800,000	783,250
Note	1.625	02-15-26	1,000,000	912,969
Note	1.750	10-31-20	1,000,000	983,594
Note	1.750	05-15-23	1,450,000	1,384,750
Note	2.000	05-31-21	850,000	837,449
Note	2.000	02-15-25	1,300,000	1,233,527
Note	2.250	11-15-24	1,050,000	1,014,932
Note	2.250	11-15-27	700,000	662,348
Note	2.375	08-15-24	950,000	927,549
Note	2.375	05-15-27	700,000	671,398
Note	2.750	02-15-24	750,000	750,557
U.S. Government Agency 5.4%				2,819,337
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	03-01-32	926,754	923,609
15 Yr Pass Thru	3.500	03-01-30	471,948	481,401
Federal National Mortgage Association
10 Yr Pass Thru	2.500	11-01-26	268,777	265,140
10 Yr Pass Thru	2.500	12-01-26	699,340	690,502

15 Yr Pass Thru	3.500	01-01-32	450,225	458,685
Corporate bonds 44.0%				$23,157,634
(Cost $23,651,661)
Consumer discretionary 4.4%				2,341,342
Automobiles 1.0%
Ford Motor Credit Company LLC	3.157	08-04-20	200,000	199,228
Ford Motor Credit Company LLC	3.336	03-18-21	325,000	323,369
Media 1.4%
Comcast Corp.	3.150	03-01-26	520,000	501,469
Comcast Corp.	3.600	03-01-24	250,000	252,461
Specialty retail 2.0%
Lowe's Companies, Inc.	3.100	05-03-27	515,000	492,791
The Home Depot, Inc.	3.350	09-15-25	575,000	572,024
Consumer staples 4.1%				2,143,885
Beverages 1.5%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	515,000	510,356
PepsiCo, Inc.	2.750	03-05-22	255,000	253,414
Food and staples retailing 1.0%
CVS Health Corp.	2.800	07-20-20	150,000	148,944
CVS Health Corp.	3.875	07-20-25	365,000	360,620
Food products 0.7%
General Mills, Inc.	3.150	12-15-21	375,000	375,022
Personal products 0.9%
The Estee Lauder Companies, Inc.	1.800	02-07-20	250,000	246,273
Unilever Capital Corp.	2.200	03-06-19	250,000	249,256
Energy 2.5%				1,301,614
Oil, gas and consumable fuels 2.5%
Shell International Finance BV	3.250	05-11-25	300,000	296,289
Statoil ASA	2.650	01-15-24	500,000	484,994
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Statoil ASA	2.900	11-08-20	250,000	$250,520
Total Capital SA	4.450	06-24-20	260,000	269,811
Financials 16.1%				8,462,898
Banks 10.0%
Bank of America Corp.	2.151	11-09-20	175,000	171,331
Bank of America Corp.	4.000	04-01-24	345,000	353,946
BNP Paribas SA	2.400	12-12-18	600,000	600,059
BNP Paribas SA	2.700	08-20-18	200,000	200,524
Citigroup, Inc.	3.200	10-21-26	500,000	477,463
HSBC Holdings PLC	2.650	01-05-22	375,000	365,340
International Bank for Reconstruction & Development	1.125	11-27-19	550,000	538,463
International Finance Corp.	1.750	03-30-20	225,000	221,861
JPMorgan Chase & Co.	3.300	04-01-26	695,000	672,944
The Toronto-Dominion Bank	2.250	11-05-19	885,000	879,286
US Bancorp	2.375	07-22-26	300,000	273,030
Westpac Banking Corp.	1.600	08-19-19	250,000	246,077
Westpac Banking Corp.	1.650	05-13-19	245,000	242,105
Capital markets 2.9%
Morgan Stanley	2.625	11-17-21	520,000	509,151
State Street Corp.	2.550	08-18-20	250,000	248,429
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	269,470
The Goldman Sachs Group, Inc.	2.550	10-23-19	160,000	159,305
The Goldman Sachs Group, Inc.	3.000	04-26-22	360,000	354,942
Insurance 1.5%
Chubb INA Holdings, Inc.	2.300	11-03-20	240,000	237,294
Marsh & McLennan Companies, Inc.	2.750	01-30-22	580,000	570,515
Thrifts and mortgage finance 1.7%
American Express Credit Corp.	2.125	03-18-19	250,000	248,938
American Express Credit Corp.	2.200	03-03-20	630,000	622,425
Health care 4.7%				2,476,077
Biotechnology 1.1%
AbbVie, Inc.	2.300	05-14-21	250,000	244,050
Celgene Corp.	3.250	02-20-23	320,000	316,877
Health care equipment and supplies 1.1%
Medtronic, Inc.	3.150	03-15-22	600,000	600,897
Health care providers and services 1.1%
UnitedHealth Group, Inc.	2.875	03-15-22	346,000	343,256
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	252,372
Pharmaceuticals 1.4%
Merck & Company, Inc.	2.400	09-15-22	260,000	253,941
Sanofi	4.000	03-29-21	450,000	464,684
Industrials 3.2%				1,707,479
Aerospace and defense 0.5%
Lockheed Martin Corp.	2.500	11-23-20	275,000	272,424
Industrial conglomerates 1.6%
General Electric Company	4.625	01-07-21	250,000	259,144
General Electric Company	4.650	10-17-21	550,000	575,741
Machinery 0.8%
Caterpillar Financial Services Corp.	1.350	05-18-19	200,000	197,057
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Deere & Company	2.600	06-08-22	255,000	$250,570
Road and rail 0.3%
CSX Corp.	3.700	11-01-23	150,000	152,543
Information technology 3.0%				1,579,479
Semiconductors and semiconductor equipment 1.0%
Intel Corp.	3.300	10-01-21	505,000	514,348
Software 1.0%
Oracle Corp.	2.400	09-15-23	310,000	295,949
Oracle Corp.	2.500	05-15-22	220,000	215,075
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	2.850	02-23-23	560,000	554,107
Materials 0.5%				255,264
Chemicals 0.5%
Ecolab, Inc.	3.250	01-14-23	255,000	255,264
Real estate 1.1%				593,761
Equity real estate investment trusts 1.1%
AvalonBay Communities, Inc.	2.950	09-15-22	600,000	593,761
Telecommunication services 2.0%				1,052,943
Diversified telecommunication services 2.0%
AT&T, Inc.	4.125	02-17-26	490,000	489,560
Verizon Communications, Inc.	5.150	09-15-23	520,000	563,383
Utilities 2.4%				1,242,892
Electric utilities 2.4%
MidAmerican Energy Company	3.100	05-01-27	600,000	580,269

NSTAR Electric Company	2.375	10-15-22	380,000	367,614

Xcel Energy, Inc.	2.400	03-15-21	300,000	295,009
Municipal bonds 20.4%				$10,713,836
(Cost $10,889,142)
Arizona Department of Transportation State Highway Fund Revenue	1.631	07-01-18	350,000	349,535
City of Avondale (Arizona)	2.240	07-01-20	600,000	592,926
City of New York	2.260	03-01-22	385,000	376,661
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	441,144
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	307,626
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	595,000	580,863
Kent City School District (Ohio)	5.000	12-01-20	350,000	369,621
Louisiana Public Facilities Authority	2.193	12-15-20	700,000	688,338
New Mexico Finance Authority	2.135	06-15-20	400,000	396,696
New Mexico Finance Authority	2.287	06-15-21	395,000	387,211
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	326,050
New York State Environmental Facilities Corp.	1.885	01-15-20	780,000	770,437
New York State Urban Development Corp.	2.000	03-15-19	355,000	354,137
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	448,001
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	193,006
Tennessee State School Bond Authority	2.054	11-01-21	660,000	643,889
Texas A&M University	3.231	05-15-27	350,000	348,366
Texas Public Finance Authority	2.000	02-01-20	465,000	459,243
Texas Public Finance Authority	4.000	02-01-23	440,000	455,440
Texas State University System	3.277	03-15-27	370,000	360,913
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Triborough Bridge & Tunnel Authority (New York)	2.885	11-15-19	500,000	$501,165
University of California	2.253	05-15-20	390,000	387,738
University of Massachusetts Building Authority	1.580	11-01-18	360,000	358,232
University of North Texas	3.357	04-15-27	375,000	368,565
University of Pittsburgh-of the Commonwealth System of Higher Education	1.829	09-15-19	250,000	248,033
Asset backed securities 8.1%				$4,274,506
(Cost $4,326,737)
Asset backed securities 8.1%				4,274,506
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	1,000,000	986,791
Chase Issuance Trust
Series 2016-A5, Class A5	1.270	07-15-21	1,000,000	983,327
Series 2017-A1, Class A (1 month LIBOR + 0.300%) (A)	1.888	01-18-22	285,000	285,896
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6	2.150	07-15-21	500,000	497,815
Series 2017-A2, Class A2	1.740	01-19-21	285,000	283,328
Ford Credit Auto Owner Trust
Series 2016-B, Class A3	1.330	10-15-20	254,885	253,203
Series 2016-C, Class A3	1.220	03-15-21	1,000,000	984,146

	Yield (%)	Shares	Value
Short-term investments 2.3%			$1,225,180
(Cost $1,225,180)
Money market funds 2.3%			1,225,180
JPMorgan U.S. Government Money Market Fund, Institutional Class	1.2514(B)	1,225,180	1,225,180

Total investments (Cost $53,476,348) 99.5%	$52,352,816
Other assets and liabilities, net 0.5%	244,729
Total net assets 100.0%	$52,597,545

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	468Q3	02/18
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		4/18

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

By:	/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2018